UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08743

Invesco Senior Income Trust
(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)
Glenn Brightman 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2025

Item 1. Reports to Stockholders.
(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule
30e-1
under the Investment Company Act of 1940, as amended (the “Act”) is as follows:

Semi-Annual Report to Shareholders	August 31, 2025
Invesco Senior Income Trust
NYSE:
VVR

2	Trust Performance

2	Share Repurchase Program Notice

3	Dividend Reinvestment Plan

4	Consolidated Schedule of Investments

22	Consolidated Financial Statements

26	Consolidated Financial Highlights

27	Notes to Consolidated Financial Statements

37	Approval of Investment Advisory and Sub-Advisory Contracts

39	Proxy Results

Unless otherwise noted, all data is provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Trust Performance

Performance summary
Cumulative total returns, 2/28/25 to 8/31/25

Trust at NAV	2.73%
Trust at Market Value	-6.50
S&P UBS Leveraged Loan Index ▼	3.29
Market Price Discount to NAV as of 8/31/25	-2.14

Source(s): ▼ Bloomberg LP

 The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Investment return, net asset value (NAV) and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end
performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.
 Since the Trust is a
closed-end
management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.
 The
S&P UBS Leveraged Loan Index
represents tradable, senior-secured,
US-dollar-denominated,
noninvestment-grade loans.
 The Trust is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Trust may deviate significantly from the performance of the index(es).
 A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Important Notice Regarding Share Repurchase Program
In September 2025, the Board of Trustees of the Trust approved a share repurchase program that allows the Trust to repurchase up to 25% of the
20-day
average trading volume
of the Trust’s common shares when the Trust is trading at a 10% or greater discount to its net asset value. The Trust will repurchase shares pursuant to this program if the Adviser reasonably believes that such repurchases may enhance shareholder value.

2	Invesco Senior Income Trust

Dividend Reinvestment Plan
The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end
Trust (the Trust). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Trust, allowing you to potentially increase your investment over time. All shareholders in the Trust are automatically enrolled in the Plan when shares are purchased.

Plan benefits
∎
Add to your account:
You may increase your shares in your Trust easily and automatically with the Plan.
∎	Low transaction costs:

Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Trust, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.

∎	Convenience:

You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at
invesco.com/closed-end.

∎	Safekeeping:
The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan
If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll
If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting
invesco.com/closed-end,
by calling toll-free 800 341 2929 or by notifying us in writing at Invesco
Closed-End
Funds, Computer-share Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. If you are writing to us, please include the Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works
If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:
1.	Premium: If the Trust is trading at a premium – a market price that is higher than its NAV –you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.
2.	Discount: If the Trust is trading at a discount – a market price that is lower than its NAV –you’ll pay the market price for your reinvested shares.

Costs of the Plan
There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Trust. If the Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if the Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications
The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.
 Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan
You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/
closed-end
or by writing to Invesco
Closed-End
Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:
1.
If you opt to continue to hold your
non-certificated
whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.

2.
If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting $2.50 per account and a brokerage charge.

3.
You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Trust and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Trust. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.
 To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit
invesco.com/closed-end.

3	Invesco Senior Income Trust

Consolidated Schedule of Investments
August 31, 2025
(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000) (a)	Value
Variable Rate Senior Loan Interests–131.20% (b)(c)
Aerospace & Defense–3.08%

Element Materials Technology Group US Holdings, Inc. (EM Midco 2 US LLC), Term Loan (3 mo. Term SOFR + 4.25%)	7.97%	07/06/2029	$137	$137,578

Engineering Research and Consulting LLC, First Lien Term Loan (6 mo. Term SOFR + 5.00%) (d)	9.29%	08/15/2031	1,582	1,550,295

FDH Group Acquisition, Inc. Delayed Draw Term Loan (d)(e)(f)	0.00%	11/04/2031	836	831,791

Delayed Draw Term Loan (1 mo. Term SOFR + 4.75%) (d)(e)	9.07%	11/04/2031	1,361	521,815

Term Loan B (1 mo. Term SOFR + 4.75%) (d)(e)	9.05%	11/04/2031	3,621	3,602,790

Gogo Intermediate Holdings LLC, Term Loan (1 mo. Term SOFR + 3.75%)	8.18%	04/30/2028	1,195	1,195,608

KKR Apple Bidco LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	6.82%	09/22/2028	1,101	1,102,705

NAC Aviation 8 Ltd. (Ireland), Revolver Loan (d)(f)	0.00%	12/31/2026	1,826	1,826,168

Peraton Corp., First Lien Term Loan B (1 mo. Term SOFR + 3.75%)	8.17%	02/01/2028	1,852	1,600,350

Propulsion (BC) Newco LLC (aka ITP Aero), Term Loan (1 mo. Term SOFR + 2.75%)	7.04%	09/14/2029	1,508	1,518,629

Rand Parent LLC, Term Loan B (3 mo. Term SOFR + 3.00%)	7.30%	03/18/2030	3,180	3,172,249

TransDigm, Inc., Term Loan M (1 mo. Term SOFR + 2.50%)	6.85%	08/30/2032	625	625,722

				17,685,700

Air Transport–1.30%

AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Term Loan B (3 mo. Term SOFR + 2.25%)	6.58%	04/20/2028	4,448	4,439,974

AAdvantage Loyalty IP Ltd. (American Airlines, Inc.), Term Loan B (3 mo. Term SOFR + 3.25%)	7.58%	05/07/2032	594	597,793

Stonepeak Nile Parent LLC, Term Loan B (3 mo. Term SOFR + 2.75%)	7.08%	02/15/2032	2,421	2,430,967

				7,468,734

Automotive–4.34%

Highline Aftermarket Acquisition LLC, Term Loan B (3 mo. Term SOFR + 3.50%)	7.70%	02/15/2030	2,337	2,354,511

LS Group Opco Acquisition LLC (LS Group PropCo Acquisition LLC), Term Loan B-1 (1 mo. Term SOFR + 2.50%)	6.70%	04/23/2031	3,124	3,124,994

M&D Distributors
Delayed Draw Term Loan (3 mo. Term SOFR + 5.40%) (d)(e)	9.60%	08/31/2028	2,323	2,292,621

Revolver Loan (1 mo. Term SOFR + 5.35%) (d)(e)	9.70%	08/31/2028	1,182	503,750

Revolver Loan (d)(e)(f)	0.00%	08/31/2028	672	663,103

Term Loan (3 mo. Term SOFR + 6.15%) (d)(e)	9.60%	08/31/2028	6,576	6,490,852

Mavis Tire Express Services Topco Corp., Term Loan B (3 mo. Term SOFR + 3.00%)	7.20%	05/04/2028	4,765	4,781,574

Paint Intermediate III LLC (Wesco Group), Term Loan B (3 mo. Term SOFR + 3.00%)	7.24%	09/11/2031	2,580	2,587,420

PowerStop LLC, Term Loan B (3 mo. Term SOFR + 4.75%)	9.16%	01/24/2029	1,170	985,489

Project Boost Purchaser LLC, Term Loan (3 mo. Term SOFR + 2.75%)	7.07%	07/16/2031	1,027	1,027,536

Wand NewCo 3, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	6.82%	01/30/2031	82	81,616

				24,893,466

Beverage & Tobacco–0.94%

AI Aqua Merger Sub, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	7.35%	07/31/2028	3,991	3,997,802

City Brewing Co. LLC
First Lien Term Loan (d)	11.20%	09/30/2030	1,327	995,124

Super Priority Term Loan (d)	11.20%	09/30/2030	442	397,789

				5,390,715

Brokers, Dealers & Investment Houses–1.13%

Ascensus Group Holdings, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	7.32%	08/02/2028	632	633,295

Creative Planning (CPI Holdco B LLC), Term Loan B (1 mo. Term SOFR + 2.00%)	6.32%	05/17/2031	570	570,076

Envestnet, Inc (BCPE Pequod Buyer, Inc), Term Loan B (1 mo. Term SOFR + 3.00%)	7.32%	11/25/2031	994	996,798

GC Ferry Acquisition I, Inc., Term Loan B (f)	0.00%	08/16/2032	382	378,669

GC Ferry Acquisition I, Inc. (First Eagle Investment Management LLC), Term Loan B (3 mo. Term SOFR + 3.50%)	7.71%	06/04/2032	2,240	2,217,916

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

4	Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000) (a)	Value
Brokers, Dealers & Investment Houses–(continued)

Orion US Finco (OSTTRA)
Term Loan B (g)	–	05/20/2032	$1,247	$1,256,274

Term Loan B (g)	–	05/20/2033	416	419,968

				6,472,996

Building & Development–4.59%

Brookfield Retail Holdings VII Sub 3 LLC, Term Loan B (1 mo. Term SOFR + 3.50%)	7.82%	05/28/2030	2,807	2,821,849

Chariot Buyer LLC
First Lien Term Loan (1 mo. Term SOFR + 3.25%)	7.67%	11/03/2028	1,922	1,924,711

Term Loan B (g)	–	07/22/2032	539	540,061

Empire Today LLC
Term Loan (3 mo. Term SOFR + 5.26%) (Acquired 11/18/2024-06/25/2025; Cost $3,399,010) (d)(h)	9.57%	08/03/2029	4,739	2,992,640

Term Loan A (3 mo. Term SOFR + 5.76%) (Acquired 11/18/2024-06/25/2025; Cost $1,276,705) (d)(h)	10.07%	08/03/2029	1,411	1,215,258

Term Loan B (3 mo. Term SOFR + 5.76%) (Acquired 11/18/2024-06/25/2025; Cost $1,365,873) (d)(h)	10.07%	08/03/2029	1,392	1,198,585

Gulfside Supply, Inc., Term Loan B (3 mo. Term SOFR + 3.00%)	7.30%	06/17/2031	863	866,711

Icebox Holdco III, Inc.
First Lien Term Loan (3 mo. Term SOFR + 3.75%)	8.06%	12/22/2028	514	517,776

Second Lien Term Loan (3 mo. Term SOFR + 6.75%)	11.31%	12/21/2029	593	600,012

Interior Logic Group, Inc. (Signal Parent), Term Loan B (3 mo. Term SOFR + 3.50%) (Acquired 09/11/2023-10/17/2023; Cost $1,898,571) (h)	7.91%	04/01/2028	2,123	1,473,242

IPS Corp./CP Iris Holdco, First Lien Term Loan (1 mo. Term SOFR + 3.50%)	7.82%	10/02/2028	1,732	1,731,834

LHS Borrow LLC (Leaf Home Solutions), Term Loan (1 mo. Term SOFR + 4.75%)	9.17%	02/16/2029	3,930	3,796,541

Oldcastle BuildingEnvelope, Inc., Term Loan B (3 mo. Term SOFR + 4.50%)	8.55%	04/29/2029	1,761	1,610,273

OmniMax International LLC
Delayed Draw Term Loan (3 mo. Term SOFR + 5.62%) (d)(e)	9.92%	12/06/2031	1,177	1,186,350

Term Loan B (3 mo. Term SOFR + 5.75%) (d)(e)	9.92%	12/06/2031	3,811	3,841,050

				26,316,893

Business Equipment & Services–19.64%

AlixPartners LLP, Term Loan (1 mo. Term SOFR + 2.00%)	6.32%	07/30/2032	756	753,887

Allied Universal Holdco LLC (USAGM Holdco LLC/UNSEAM), Term Loan B (g)	–	08/06/2032	3,784	3,801,523

Cloud Software Group, Inc.
Term Loan B (g)	–	08/09/2032	1,113	1,116,235

Term Loan B-2 (3 mo. Term SOFR + 3.25%)	7.48%	03/21/2031	2,546	2,555,698

Constant Contact, Inc.
Second Lien Term Loan (3 mo. Term SOFR + 7.50%)	12.08%	02/12/2029	1,012	894,171

Term Loan (3 mo. Term SOFR + 4.00%)	8.58%	02/10/2028	4,625	4,433,889

CV Intermediate Holdco Corp. (Class Valuation)
Delayed Draw Term Loan (3 mo. Term SOFR + 5.65%) (d)(e)	9.84%	03/31/2026	11,254	11,231,289

First Lien Term Loan (3 mo. Term SOFR + 5.65%) (d)(e)	9.96%	09/30/2027	7,605	7,589,591

Revolver Loan (d)(e)(f)	0.00%	09/30/2027	1,177	1,174,962

D&H United Fueling Solutions
Delayed Draw Term Loan B (3 mo. Term SOFR + 5.15%) (d)(e)	9.47%	09/15/2028	1,399	1,377,658

Incremental Term Loan (d)(e)(f)	0.00%	09/15/2028	411	404,514

Incremental Term Loan (3 mo. Term SOFR + 5.15%) (d)(e)	9.45%	09/15/2028	3,085	3,039,066

Revolver Loan (3 mo. Term SOFR + 5.15%) (d)(e)	9.46%	09/15/2028	205	198,886

Revolver Loan (d)(e)(f)	0.00%	09/15/2028	3	3,371

Deerfield Dakota Holding Corp.
First Lien Term Loan (3 mo. Term SOFR + 3.75%)	8.05%	04/09/2027	5,591	5,577,371

Second Lien Term Loan (3 mo. Term SOFR + 6.75%)	11.31%	04/07/2028	1,055	1,051,685

DTI HoldCo, Inc., Term Loan B (1 mo. Term SOFR + 4.00%)	8.32%	04/26/2029	2,570	2,457,708

Esquire Deposition Solutions LLC
Delayed Draw Term Loan (3 mo. Term SOFR + 5.25%) (d)(e)	1.00%	12/30/2027	2,509	2,484,159

Incremental Term Loan (3 mo. Term SOFR + 5.25%) (d)(e)	1.00%	12/30/2027	3,503	3,467,886

Revolver Loan (3 mo. Term SOFR + 5.25%) (d)(e)	0.50%	12/01/2027	1,279	202,616

Revolver Loan (d)(e)(f)	0.00%	12/01/2027	1,075	1,063,735

Term Loan (3 mo. Term SOFR + 5.25%) (d)(e)	9.55%	12/30/2027	11,247	11,134,630

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

5	Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000) (a)		Value

Business Equipment & Services–(continued)

Garda World Security Corp. (Canada), Term Loan B (1 mo. Term SOFR + 3.00%)	7.36%	02/01/2029		$4,230	$4,237,112

GI Revelation Acquisition LLC, Term Loan B-4 (1 mo. Term SOFR + 3.75%)	8.07%	05/12/2028		1,799	1,701,409

I-Logic Tech Bidco Ltd. (Acuris) (United Kingdom), Term Loan (3 mo. Term SOFR + 3.75%)	8.05%	02/16/2028		1,031	1,034,069

ION Trading Technologies S.a.r.l. (Luxembourg), First Lien Term Loan (3 mo. Term SOFR + 3.50%)	7.80%	04/01/2028		2,128	2,136,595

Lamark Media Group LLC
Delayed Draw Term Loan (d)(e)	9.30%	10/14/2027		1,589	1,589,211

Revolver Loan (d)(e)(f)	0.00%	10/14/2027		1,087	1,086,640

Term Loan (3 mo. Term SOFR + 5.00%) (d)(e)	9.30%	10/14/2027		2,394	2,405,653

Term Loan (d)(e)	9.30%	10/14/2027		7,340	7,340,251

Learning Care Group (US) No. 2, Inc., Term Loan B (3 mo. Term SOFR + 4.00%)	8.32%	08/11/2028		526	527,997

Monitronics International, Inc., DIP Term Loan A (3 mo. Term SOFR + 7.50%) (Acquired 06/30/2023-02/16/2024; Cost $7,578,321) (h)	12.06%	06/30/2028		7,572	7,467,563

OCM System One Buyer CTB LLC, Term Loan B (3 mo. Term SOFR + 3.75%)	7.80%	03/02/2028		1,004	1,008,100

Orchid Merger Sub II LLC, Term Loan (3 mo. Term SOFR + 4.75%) (Acquired 11/12/2021-01/05/2022; Cost $2,566,387) (h)	9.17%	07/27/2027		2,632	1,299,588

Prometric Holdings, Inc., Term Loan B (1 mo. Term SOFR + 3.75%)	8.07%	01/31/2028		1,107	1,114,949

Ryan LLC (Ryan Tax), Term Loan (1 mo. Term SOFR + 3.50%)	7.82%	11/14/2030		3,054	3,065,547

Socotec (Holding SAS) (France)
Term Loan B (3 mo. Term SOFR + 3.75%)	8.04%	06/02/2028		427	430,482

Term Loan B (3 mo. Term SOFR + 3.25%)	7.56%	06/02/2031		35	34,930

Spin Holdco, Inc., Term Loan (3 mo. Term SOFR + 4.00%)	8.58%	03/04/2028		9,787	8,343,213

Thermostat Purchaser III, Inc., Term Loan B (3 mo. Term SOFR + 4.25%)	8.55%	08/31/2028		1,187	1,195,422

UnitedLex Corp., Term Loan (1 mo. USD LIBOR + 4.75%) (d)	10.20%	03/20/2027		854	617,458

					112,650,719

Cable & Satellite Television–4.98%

Altice Financing S.A. (Altice-Int’l) (Luxembourg)
Incremental Term Loan (3 mo. EURIBOR + 5.00%)	7.03%	10/31/2027	EUR	473	468,265

Term Loan (1 mo. Term SOFR + 5.00%)	9.32%	10/31/2027		251	218,372

Term Loan B (3 mo. EURIBOR + 5.00%)	7.03%	10/31/2027	EUR	1,078	1,065,705

Atlantic Broadband Finance LLC (Cogeco), Term Loan B-1 (1 mo. Term SOFR + 2.75%)	7.57%	09/18/2030		1,124	1,122,162

Lightning Finco Ltd. (LiveU) (United Kingdom)
Term Loan B-1 (6 mo. Term SOFR + 5.88%) (d)(e)	10.22%	08/31/2028		17,301	17,300,530

Term Loan B-2 (6 mo. EURIBOR + 5.50%) (d)(e)	7.54%	08/31/2028	EUR	1,776	2,077,148

Numericable-SFR S.A. (France)
Incremental Term Loan B-13 (6 mo. Term SOFR + 4.00%)	10.50%	08/14/2026		1,789	1,593,758

Term Loan B-12 (6 mo. Term SOFR + 5.51%)	10.19%	01/31/2026		1,304	1,163,463

Term Loan B-14 (3 mo. EURIBOR + 5.50%)	7.53%	08/15/2028	EUR	997	1,073,441

Telenet - LG, Term Loan AR (1 mo. Term SOFR + 2.00%)	6.47%	04/30/2028		206	202,014

Virgin Media 02 - LG (United Kingdom), Term Loan Y (6 mo. Term SOFR + 3.25%)	7.37%	03/31/2031		2,327	2,286,459

					28,571,317

Chemicals & Plastics–15.69%

A-Gas Finco, Inc., Term Loan (3 mo. Term SOFR + 5.25%)	9.55%	12/14/2029		2,374	2,242,978

Aruba Investments, Inc., First Lien Term Loan (1 mo. Term SOFR + 4.00%)	8.42%	11/24/2027		303	295,569

Ascend Performance Materials Operations LLC
DIP Term Loan (1 mo. Term SOFR + 10.00%) (Acquired 04/23/2025-08/25/2025; Cost $2,675,228) (h)(i)	5.94%	10/23/2025		2,750	1,959,649

Term Loan (Acquired 02/11/2021-01/31/2025; Cost $5,149,366) (h)(j)(k)	0.00%	08/27/2026		5,470	193,179

Austin Powder (A-AP Buyer, Inc.), First Lien Term Loan (1 mo. Term SOFR + 3.25%)	7.07%	09/09/2031		813	815,305

Caldic (Pearls BidCo) (Netherlands), Term Loan B (3 mo. Term SOFR + 4.00%)	7.56%	02/26/2029		2,590	2,522,680

Chemours Co. (The), Term Loan B-3 (1 mo. Term SOFR + 3.00%) (d)	7.32%	08/18/2028		3,371	3,374,824

Derby Buyer LLC (Delrin), Term Loan B (1 mo. Term SOFR + 3.00%)	7.36%	11/01/2030		2,085	2,094,086

Discovery Purchaser Corp. (BES)
First Lien Term Loan (3 mo. Term SOFR + 4.38%)	8.08%	10/04/2029		3,446	3,441,646

Second Lien Term Loan (3 mo. Term SOFR + 7.00%)	11.33%	10/04/2030		967	960,391

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

6	Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000) (a)	Value
Chemicals & Plastics–(continued)

Eastman Tire Additives (River Buyer, Inc.)
First Lien Term Loan (3 mo. Term SOFR + 6.25%)	10.45%	05/28/2026	$1,727	$1,498,501

First Lien Term Loan (1 mo. Term SOFR + 5.25%)	9.71%	08/01/2029	2,125	739,223

Fortis 333, Inc. (Ineos Composites), Term Loan B (3 mo. Term SOFR + 3.50%)	7.80%	02/06/2032	349	347,891

Gougeon Holdings Co, Inc.
Delayed Draw Term Loan (d)(e)(f)	0.00%	05/30/2031	1,084	1,075,931

Revolver Loan (d)(e)(f)	0.00%	05/30/2031	542	533,900

Term Loan (3 mo. Term SOFR + 4.75%) (d)(e)	8.95%	05/30/2031	2,710	2,669,501

Hasa Intermediate Holdings LLC
Incremental Delayed Draw Term Loan (d)(f)	0.00%	01/10/2029	108	107,914

Incremental Term Loan (3 mo. Term SOFR + 4.75%) (d)(e)	9.05%	01/10/2029	13,293	13,266,153

Incremental Term Loan (3 mo. Term SOFR + 4.75%) (d)	9.05%	01/10/2029	1,092	1,089,662

Revolver Loan (d)(e)(f)	0.00%	01/10/2029	1,696	1,692,370

Revolver Loan (3 mo. Term SOFR + 3.00%) (d)(e)	0.50%	01/10/2029	276	275,502

Term Loan (d)(e)(f)	0.00%	01/10/2029	1,389	1,386,630

Term Loan (3 mo. Term SOFR + 4.75%) (d)(e)	1.00%	01/10/2029	1,505	115,264

Ineos Quattro (STYRO), Term Loan (1 mo. Term SOFR + 4.25%)	8.57%	10/01/2031	1,771	1,509,987

Ineos US Finance LLC
Term Loan (1 mo. Term SOFR + 3.25%)	7.57%	02/18/2030	3,804	3,502,931

Term Loan B (1 mo. Term SOFR + 3.00%)	7.32%	02/07/2031	4,434	4,016,312

Lummus Technology Holdings V LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	6.82%	12/31/2029	1,322	1,326,819

Nouryon Finance B.V.
Term Loan B (1 mo. Term SOFR + 3.25%)	7.61%	04/03/2028	966	970,626

Term Loan B-1 (1 mo. Term SOFR + 3.25%)	7.60%	04/03/2028	236	236,713

Oxea Corp. (OQ Chemicals), Term Loan B-2 (3 mo. Term SOFR + 3.50%)	8.64%	04/07/2031	6,042	5,614,485

Proampac PG Borrower LLC, Term Loan (1 mo. Term SOFR + 4.00%)	8.19%	09/15/2028	3,339	3,345,558

Trinseo Materials Operating S.C.A.
Incremental Term Loan (3 mo. Term SOFR + 2.50%)	6.96%	05/03/2028	2,711	726,272

Term Loan A (3 mo. Term SOFR + 8.50%)	12.82%	05/03/2028	825	825,487

Term Loan B (3 mo. Term SOFR + 8.50%)	12.82%	05/03/2028	6,075	6,081,225

Term Loan C (3 mo. Term SOFR + 8.50%)	12.82%	05/03/2028	718	717,783

Tronox Finance LLC, Term Loan B (3 mo. Term SOFR + 2.25%)	6.55%	04/04/2029	1,398	1,279,429

USALCO LLC
Delayed Draw Term Loan (f)	0.00%	09/30/2031	167	167,392

Term Loan (1 mo. Term SOFR + 3.50%)	7.82%	09/30/2031	1,616	1,616,568

V Global Holdings LLC
Revolver Loan (1 mo. USD LIBOR + 5.75%) (d)(e)	10.20%	12/22/2027	1,592	1,377,542

Revolver Loan (d)(e)(f)	0.00%	12/22/2027	134	126,671

Term Loan (3 mo. Term SOFR + 5.90%) (d)(e)	10.14%	12/22/2027	12,661	11,964,507

Vantage Specialty, Inc., Term Loan B	0.00%	10/26/2026	1,125	1,102,777

W. R. Grace Holdings LLC, Term Loan B (3 mo. Term SOFR + 3.00%) (d)	7.34%	08/09/2032	781	782,403

				89,990,236

Containers & Glass Products–8.14%

Berlin Packaging, LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	7.55%	06/07/2031	3,459	3,471,739

Duran Group (Blitz/DWK), Term loan C-2 (1 mo. Term SOFR + 5.75%) (Acquired 03/31/2023; Cost $3,273,702) (d)(h)	9.68%	05/31/2026	3,302	3,087,715

Flex Acquisition Co., Inc.
Delayed Draw Term Loan (f)	0.00%	04/01/2032	44	43,990

Delayed Draw Term Loan (1 mo. Term SOFR + 3.25%)	7.57%	04/01/2032	45	1,361

Term Loan B (1 mo. Term SOFR + 3.25%)	7.57%	04/30/2032	2,594	2,594,072

Iris Holding, Inc. (Intertape), First Lien Term Loan (3 mo. Term SOFR + 4.75%)	9.16%	06/28/2028	2,209	2,145,146

Keg Logistics LLC
Revolver Loan (3 mo. Term SOFR + 3.10%) (d)(e)	0.50%	11/23/2027	1,663	1,549,605

Term Loan A (1 mo. USD LIBOR + 6.00%) (d)(e)	11.11%	11/23/2027	25,227	23,511,488

Libbey Glass LLC, Term Loan B (3 mo. Term SOFR + 6.65%) (Acquired 11/22/2022-01/23/2025; Cost $5,109,134) (h)	10.96%	11/22/2027	5,254	5,089,832

Mold-Rite Plastics LLC (Valcour Packaging LLC)
Term Loan A-1 (1 mo. Term SOFR + 5.25%)	9.62%	10/04/2028	1,551	1,562,093

Term Loan A-2, (1 mo. Term SOFR + 3.86%)	5.98%	10/04/2028	2,492	2,123,394

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

7	Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000) (a)		Value
Containers & Glass Products–(continued)

Pregis Corp., Term Loan B (1 mo. Term SOFR + 4.00%)	8.32%	02/01/2029		$1,479	$1,493,415

					46,673,850

Cosmetics & Toiletries–0.86%

Bausch and Lomb, Inc.
Incremental Term Loan (1 mo. Term SOFR + 4.00%)	8.32%	09/29/2028		1,316	1,319,193

Term Loan B (1 mo. Term SOFR + 4.25%)	8.57%	01/30/2031		2,612	2,618,876

KDC/ONE Development Corp., Inc. (Canada), Term Loan (1 mo. Term SOFR + 3.50%)	7.82%	08/15/2028		587	588,930

Rodenstock (Germany), Term Loan B (3 mo. EURIBOR + 5.00%)	7.03%	06/29/2028	EUR	350	386,205

					4,913,204

Ecological Services & Equipment–1.07%

Anticimex Global AB (Sweden), Term Loan B-6 (1 mo. Term SOFR + 3.50%)	7.76%	11/16/2028		1,000	1,004,610

Arden University (BidCo Ltd.) (United Kingdom), Term Loan (3 mo. EURIBOR + 4.75%)	0.00%	08/13/2032	EUR	467	538,822

EnergySolutions LLC, Term Loan (1 mo. Term SOFR + 3.25%)	7.57%	09/20/2030		2,520	2,544,421

Groundworks LLC
Delayed Draw Term Loan (1 mo. Term SOFR + 3.50%)	7.32%	03/14/2031		286	45,386

Delayed Draw Term Loan (f)	0.00%	03/14/2031		240	240,682

Term Loan (1 mo. Term SOFR + 3.50%)	7.32%	03/14/2031		1,537	1,541,225

MIP V Waste LLC (GreenWaste), Term Loan B (1 mo. Term SOFR + 2.75%) (d)	6.91%	08/13/2032		200	200,673

					6,115,819

Electronics & Electrical–9.73%

AQA Acquisition Holding, Inc. (SmartBear), Term Loan B (1 mo. Term SOFR + 4.00%)	8.31%	03/03/2028		1,406	1,399,602

Duck Creek Technologies, Inc (Disco Parent, Inc), Term Loan (3 mo. Term SOFR + 3.25%) (d)	7.48%	08/15/2032		688	692,805

EverCommerce, Term Loan B (1 mo. Term SOFR + 3.25%)	6.57%	07/06/2028		104	104,324

Exclusive Group (France)
Term Loan B-1 (3 mo. Term SOFR + 4.50%) (d)	8.79%	12/14/2031		1,043	1,034,922

Term Loan B-2 (3 mo. Term SOFR + 4.50%) (d)	8.79%	12/05/2031		519	515,523

Gryphon Debt Merger Sub, Inc. (aka Altera) (United Kingdom), Term Loan B (g)	–	06/30/2032		2,231	2,242,670

Idemia Group S.A.S. (Oberthur Tech/Morpho/OBETEC), Term Loan B-5 (3 mo. Term SOFR +
4.25%)	8.55%	09/30/2028		1,202	1,208,058

Infinite Electronics
First Lien Incremental Term Loan (1 mo. Term SOFR + 6.25%) (d)	10.45%	03/02/2028		915	892,395

First Lien Term Loan (3 mo. Term SOFR + 3.25%)	8.32%	03/02/2028		1,212	1,149,619

Second Lien Term Loan (3 mo. Term SOFR + 7.00%)	11.57%	03/02/2029		441	388,844

Instructure Holdings, Inc.
Second Lien Term Loan (6 mo. Term SOFR + 5.00%)	9.21%	09/10/2032		774	785,713

Term Loan (3 mo. Term SOFR + 2.75%)	7.09%	11/13/2031		80	80,681

ION-Corp (Helios Software), Term Loan B (2 mo. Term SOFR + 3.00%)	7.30%	07/18/2030		673	674,593

KnowBe4 (aka Oranje MidCo, LLC), Term Loan B (3 mo. Term SOFR + 3.75%)	8.06%	07/26/2032		2,330	2,341,192

Learning Pool (Brook Bidco Ltd.) (United Kingdom)
Term Loan (3 mo. SONIA + 7.03%) (d)	11.24%	07/10/2028	GBP	787	1,020,980

Term Loan (6 mo. Term SOFR + 7.34%) (d)	11.71%	08/17/2028		1,049	1,003,980

Mavenir Systems, Inc., Second Lien Term Loan (3 mo. Term SOFR + 12.00%) (d)	12.00%	07/28/2030		277	197,922

McAfee Enterprise, Term Loan (3 mo. Term SOFR + 6.25%)	10.56%	07/27/2028		2,154	2,194,081

McAfee LLC, Term Loan B (1 mo. Term SOFR + 3.00%)	7.35%	03/01/2029		486	465,692

Modena Buyer LLC (End User Computing), Term Loan (3 mo. Term SOFR + 4.50%)	8.81%	07/01/2031		538	530,189

Natel Engineering Co., Inc., Term Loan (1 mo. Term SOFR + 6.25%) (Acquired 04/25/2019-08/18/2025; Cost $4,112,103) (h)	10.68%	04/30/2026		4,152	3,639,347

Native Instruments (Music Creation Group GmbH/APTUS) (Germany), Term Loan B (3 mo. EURIBOR + 8.00%) (Acquired 01/14/2022-06/10/2025; Cost $ 1,805,353) (d)(h)	4.00%	03/03/2028	EUR	1,595	1,524,248

Particle Luxembourg S.a.r.l. (WebPros) (Netherlands), Term Loan B (1 mo. Term SOFR + 4.00%)	8.07%	03/28/2031		1,947	1,962,857

Proofpoint, Inc.
Term Loan (g)	–	08/31/2028		441	444,298

Term Loan B (1 mo. Term SOFR + 3.00%)	7.32%	08/31/2028		3,466	3,491,561

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

8	Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000) (a)		Value
Electronics & Electrical–(continued)

Quest Software US Holdings, Inc.
First Lien Term Loan (3 mo. Term SOFR + 4.40%)	8.71%	02/01/2029		$4,273	$3,541,502

First Lien Term Loan (1 mo. Term SOFR + 6.00%)	10.31%	02/01/2029		2,638	2,730,101

RANGE RED OPER, Inc., Second Lien Term Loan (Acquired 10/01/2024; Cost $0) (d)(g)(h)	–	10/01/2029		1	0

Renaissance Holding Corp., Term Loan (3 mo. Term SOFR + 4.00%)	8.32%	04/05/2030		3,676	3,179,735

Resideo Funding, Inc., Term Loan B (1 mo. Term SOFR + 2.00%)	6.36%	08/09/2032		1,083	1,082,621

SonicWall U.S. Holdings, Inc., First Lien Term Loan (3 mo. Term SOFR + 5.00%)	9.30%	05/18/2028		2,604	2,562,514

STG-Fairway Acquisitions, Inc., First Lien Term Loan B-3 (1 mo. Term SOFR + 2.75%)	7.07%	10/31/2031		2,437	2,445,750

Storable, Term Loan B (1 mo. Term SOFR + 3.25%)	7.57%	04/17/2031		1,377	1,384,300

Ultimate Software Group, Inc., First Lien Term Loan (3 mo. Term SOFR + 3.00%)	6.81%	02/10/2031		509	509,614

Utimaco (SGT Ultimate BidCo GmbH) (Germany)
Term Loan B-1 (6 mo. EURIBOR + 5.75%) (d)	7.79%	05/31/2029	EUR	3,539	4,140,463

Term Loan B-2 (6 mo. Term SOFR + 5.75%) (d)	10.01%	05/31/2029		1,986	1,986,332

Varsity Brands Holding Co., Inc., Term Loan B (3 mo. Term SOFR + 3.25%)	7.45%	08/26/2031		2,289	2,299,343

					55,848,371

Equipment Leasing–0.11%

IFCO Management (Germany), Term Loan B (3 mo. EURIBOR + 3.50%)	0.00%	07/30/2032	EUR	539	632,719

Financial Intermediaries–2.63%

AssetMark Financial Holdings, Inc., Term Loan B (1 mo. Term SOFR + 2.75%)	7.06%	09/05/2031		707	708,623

BroadStreet Partners, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	7.07%	06/13/2031		3,608	3,610,049

Citrin Cooperman Advisors, LLC
Delayed Draw Term Loan (f)	0.00%	04/01/2032		82	82,187

Term Loan B (3 mo. Term SOFR + 3.00%)	7.30%	03/31/2032		1,273	1,273,901

Eisner Advisory Group LLC
Delayed Draw Term Loan (d)(f)	0.00%	02/28/2031		1,526	1,531,769

Incremental Term Loan (1 mo. Term SOFR + 4.00%)	8.32%	02/28/2031		2,182	2,198,726

Grant Thornton Advisors LLC
Incremental Term Loan (1 mo. Term SOFR + 3.00%)	7.32%	06/02/2031		1,042	1,047,239

Term Loan B (1 mo. Term SOFR + 2.75%)	6.82%	06/02/2031		2,096	2,093,654

Hightower Holding LLC., Term Loan B (3 mo. Term SOFR + 2.75%)	7.07%	02/03/2032		350	350,650

Tegra118 Wealth Solutions, Inc., Term Loan (3 mo. Term SOFR + 4.00%)	8.20%	02/18/2027		2,217	2,201,641

					15,098,439

Food Products–6.91%
Arnott’s (Snacking Investments US LLC), Term Loan (3 mo. Term SOFR + 4.00%)	8.31%	12/18/2026		1,511	1,520,571

BrightPet (AMCP Pet Holdings, Inc.)
Incremental Term Loan B (3 mo. Term SOFR + 4.15%) (d)(e)	11.46%	10/05/2026		3,801	3,546,810

Revolver Loan (3 mo. Term SOFR + 7.15%) (d)(e)	11.40%	10/05/2026		1,409	1,314,912

Term Loan (3 mo. Term SOFR + 7.00%) (d)(e)	3.00%	10/05/2026		3,740	3,489,439

CHG PPC Parent LLC, Term Loan B (1 mo. Term SOFR + 3.00%)	7.43%	11/17/2028		70	70,390

Florida Food Products LLC
First Lien Term Loan (3 mo. Term SOFR + 5.00%) (Acquired 06/09/2022; Cost $763,172) (h)	9.30%	10/18/2028		790	549,350

First Lien Term Loan (3 mo. Term SOFR + 5.00%) (Acquired 10/08/2021-05/10/2022; Cost $5,465,431) (h)	9.56%	10/18/2028		5,522	3,832,779

Second Lien Term Loan (1 mo. USD LIBOR + 8.00%) (Acquired 10/08/2021-11/30/2021; Cost $1,111,479) (d)(h)	12.56%	10/18/2029		1,133	538,056

Froneri International PLC (United Kingdom), Term Loan (g)	–	07/16/2032		2,067	2,065,891

Sigma Holdco B.V. (Netherlands), Term Loan B (6 mo. Term SOFR + 3.91%)	8.30%	01/03/2028		4,300	4,202,667

Solina Group Services (Powder Bidco) (France), Term Loan B (3 mo. Term SOFR + 3.25%)	7.57%	03/07/2029		1,020	1,028,275

Teasdale Foods, Inc., Term Loan (3 mo. Term SOFR + 4.40%) (d)(e)	3.40%	12/18/2025		14,994	13,419,607

Western Smokehouse Partners
Delayed Draw Term Loan (d)(e)(f)	0.00%	03/31/2029		333	327,223

Delayed Draw Term Loan (1 mo. Term SOFR + 5.75%) (d)(e)	0.50%	03/31/2029		410	75,070

Revolver Loan (d)(e)(f)	0.00%	03/31/2029		153	150,140

Term Loan B (1 mo. Term SOFR + 5.75%) (d)(e)	10.08%	03/31/2029		3,593	3,528,638

					39,659,818

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

9	Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000) (a)		Value
Food Service–1.40%

Areas (Pax Midco Spain) (Spain), Term Loan B-3 (3 mo. EURIBOR + 4.00%)	6.04%	12/31/2029	EUR	3,023	$3,557,435

Gategroup (Switzerland), Term Loan (g)	–	05/28/2032		$ 862	869,380

IRB Holding Corp., Term Loan B (1 mo. Term SOFR + 2.50%)	6.82%	12/15/2027		431	431,417

Selecta Group B.V. (Switzerland) Term Loan (d)(f)	0.00%	08/01/2030	EUR	1,066	1,214,325

Term Loan (Acquired 06/06/2025; Cost $3,135,095) (d)(h)	7.47%	08/01/2030	EUR	2,805	1,981,267

					8,053,824

Forest Products–0.25%

NewLife Forest Restoration LLC, Term Loan (d)(g)	–	04/10/2029		1,457	1,457,421

Health Care–12.74%

Affinity Dental Management, Inc.
Delayed Draw Term Loan (3 mo. Term SOFR + 6.25%) (d)(e)	0.50%	08/04/2028		1,041	992,947

Revolver Loan (3 mo. Term SOFR + 6.25%) (d)(e)	10.50%	08/04/2027		1,622	1,237,558

Revolver Loan (d)(e)(f)	0.00%	08/04/2027		324	309,389

Term Loan (3 mo. Term SOFR + 6.25%) (d)(e)	10.49%	08/04/2028		10,566	10,079,521

Ascend Learning LLC
Second Lien Term Loan (1 mo. Term SOFR + 5.75%)	10.17%	12/10/2029		841	843,095

Term Loan B (1 mo. Term SOFR + 3.00%)	7.32%	12/10/2028		922	922,774

Boots Group Finco L.P. (United Kingdom), Term Loan B (3 mo. Term SOFR + 3.50%)	7.70%	07/16/2032		1,210	1,214,866

Capitol Imaging Services LLC
Delayed Draw Term Loan (d)(e)(f)	0.00%	01/03/2030		151	148,832

Delayed Draw Term Loan (3 mo. Term SOFR + 5.25%) (d)(e)	1.00%	01/03/2030		603	446,494

Revolver Loan (d)(e)(f)	0.00%	01/03/2030		151	148,832

Revolver Loan (3 mo. Term SOFR + 5.25%) (d)(e)	0.50%	01/03/2030		205	54,120

Term Loan B (3 mo. Term SOFR + 5.25%) (d)(e)	9.55%	12/31/2029		3,176	3,136,759

Cerba (Chrome Bidco) (France)
Incremental Term Loan C (1 mo. EURIBOR + 3.95%)	6.01%	02/16/2029	EUR	1,472	1,193,245

Term Loan B (1 mo. EURIBOR + 3.70%)	5.76%	06/30/2028	EUR	4,056	3,288,122

Certara Holdco, Inc., Term Loan B (3 mo. Term SOFR + 3.00%) (d)	7.30%	06/26/2031		149	150,209

Global Medical Response, Inc., PIK Term Loan, 0.75% PIK Rate, 8.95% Cash Rate (1 mo. Term SOFR + 4.75%) (l)	0.75%	10/31/2028		3,285	3,289,981

HC Group Holdings III, Inc., Term Loan B (1 mo. Term SOFR + 2.75%)	6.57%	10/25/2028		40	40,122

ImageFirst, Term Loan B (3 mo. Term SOFR + 3.25%)	7.57%	03/15/2032		691	693,780

IVC Evidensia (Indep Vetcare Group) (United Kingdom), Term Loan B (3 mo. Term SOFR + 3.75%)	8.05%	12/06/2028		395	398,253

Lanai Holdings III, Inc. (Performance Health), Term Loan B (6 mo. Term SOFR + 3.75%) (d)	7.94%	02/28/2032		316	310,847

MedAssets Software Intermediate Holdings, Inc. (nThrive TSG)
First Lien Term Loan (1 mo. Term SOFR + 5.25%)	9.59%	12/17/2028		315	315,063

Term Loan (1 mo. Term SOFR + 4.00%)	8.34%	12/17/2028		1,251	1,216,362

Term Loan (1 mo. Term SOFR + 4.11%) (d)	8.46%	12/17/2028		1,381	1,201,451

Term Loan (1 mo. Term SOFR + 6.86%)	11.21%	12/17/2029		105	84,115

Mehilainen Yhtiot Oy (Finland), Term Loan (3 mo. EURIBOR + 3.50%)	5.48%	08/05/2031	EUR	1,000	1,175,071

MJH Healthcare Holdings, LLC, Term Loan (1 mo. Term SOFR + 2.75%)	7.07%	01/29/2029		44	43,684

Opella, Term Loan B (6 mo. Term SOFR + 3.25%)	7.44%	03/31/2032		3,236	3,258,476

Pathway Vet Alliance LLC, First Lien Term Loan (3 mo. Term SOFR + 5.00%)	9.31%	09/30/2029		1,383	1,393,350

Precision Medicine Group LLC, Term Loan B (1 mo. Term SOFR + 3.50%) (Acquired 08/14/2025; Cost $1,707,618) (h)	7.70%	08/13/2032		1,716	1,717,252

Prime Time Healthcare, Incremental Term Loan (3 mo. Term SOFR + 6.13%) (d)(e)	10.45%	09/19/2028		4,171	4,037,465

QuidelOrtho Corp., Term Loan B (3 mo. Term SOFR + 4.00%)	8.00%	08/13/2032		1,619	1,604,069

R1 RCM, Inc.
Delayed Draw Term Loan B (f)	0.00%	11/19/2031		117	117,236

Term Loan B (1 mo. Term SOFR + 3.25%)	7.32%	10/24/2031		1,631	1,637,204

SDB Holdco LLC (Specialty Dental Brands)
Delayed Draw Term Loan (d)(e)(f)	0.00%	03/18/2027		73	76,118

Delayed Draw Term Loan (1 mo. Term SOFR + 5.10%) (d)(e)	5.00%	03/18/2027		2,056	2,078,439

Term Loan A (1 mo. Term SOFR + 11.33%) (d)(e)	9.29%	03/18/2027		17,505	16,840,242

Sharp Services LLC, Term Loan B (3 mo. Term SOFR + 3.25%)	7.55%	12/31/2028		44	44,519

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

10	Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000) (a)		Value
Health Care–(continued)

Southern Veterinary Partners LLC, Term Loan B (3 mo. Term SOFR + 2.50%)	6.82%	12/04/2031		$2,921	$2,923,147

Summit Behavioral Healthcare LLC, First Lien Term Loan (3 mo. Term SOFR + 4.25%) (d)	8.68%	12/31/2029		343	279,046

TEAM Services Group LLC, Term Loan B (1 mo. Term SOFR + 5.25%)	9.56%	12/20/2027		1,723	1,716,049

TTF Holdings LLC (Soliant), Term Loan B (6 mo. Term SOFR + 3.75%)	7.79%	07/18/2031		2,065	2,056,296

Zelis Cost Management Buyer, Inc., Term Loan B (1 mo. Term SOFR + 3.25%)	7.57%	11/26/2031		402	402,672

					73,117,072

Home Furnishings–2.98%

A-1 Garage Door Services
Delayed Draw Term Loan (1 mo. Term SOFR + 4.50%) (d)(e)	8.82%	12/22/2028		2,343	2,343,405

Revolver Loan (d)(e)(f)	0.00%	12/22/2028		1,118	1,118,451

Term Loan A (1 mo. Term SOFR + 4.50%) (d)(e)	8.82%	12/22/2028		6,707	6,706,510

Hilding Anders AB (Sweden)
Term Loan (6 mo. EURIBOR + 10.00%) (d)	12.14%	12/31/2026	EUR	22	26,002

Term Loan (6 mo. EURIBOR + 10.00%) (d)	12.14%	12/31/2026	EUR	31	35,832

Hunter Douglas Holding B.V. (Netherlands), Term Loan B-1 (3 mo. Term SOFR + 3.25%)	7.55%	01/14/2032		934	936,224

Kidde Global Solutions, Term Loan (1 mo. Term SOFR + 3.50%)	7.86%	12/02/2031		955	961,353

Serta Simmons Bedding LLC
First Lien Term Loan (3 mo. Term SOFR + 7.62%) (d)	11.94%	06/29/2028		179	178,629

Term Loan (3 mo. Term SOFR + 7.50%)	11.91%	06/29/2028		2,538	2,362,933

Weber-Stephen Products LLC
Incremental Term Loan B (1 mo. Term SOFR + 4.25%)	8.67%	10/30/2027		590	590,377

Term Loan B (1 mo. Term SOFR + 3.25%)	7.68%	10/30/2027		1,850	1,848,769

					17,108,485

Industrial Equipment–6.72%
Alliance Laundry Systems LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	6.59%	08/19/2031		3,825	3,825,769

Alpha US Buyer LLC
Delayed Draw Term Loan (1 mo. Term SOFR + 5.85%) (d)(e)	10.22%	04/04/2030		3,458	3,492,293

Revolver Loan (d)(e)(f)	0.00%	04/04/2030		1,209	1,209,413

Term Loan (1 mo. Term SOFR + 5.85%) (d)(e)	10.17%	04/04/2030		5,961	6,020,245

Associated Spring
Incremental Delayed Draw Term Loan (d)(e)(f)	0.00%	04/04/2030		926	935,786

Incremental Delayed Draw Term Loan (1 mo. Term SOFR + 5.85%) (d)(e)	1.00%	04/04/2030		1,077	152,338

Incremental Term Loan (1 mo. Term SOFR + 5.85%) (d)(e)	10.22%	04/04/2030		1,404	1,418,369

Cleanova US Holdings, LLC, Term Loan B (3 mo. Term SOFR + 4.75%) (d)	9.07%	05/22/2032		1,183	1,182,756

Cooper Machinery/Astro Acquisition, Term Loan (6 mo. Term SOFR + 3.25%) (d)	7.12%	08/13/2032		1,032	1,034,155

Crosby US Acquisition Corp., Term Loan (1 mo. Term SOFR + 3.50%)	7.82%	08/16/2029		985	991,629

Discovery Energy Holding Co. (Kohler Energy), Term Loan B (3 mo. Term SOFR + 3.75%)	8.05%	05/01/2031		428	429,746

DXP Enterprises, Inc., Term Loan B (1 mo. Term SOFR + 3.75%)	8.07%	10/11/2030		1,811	1,822,482

Kantar (Summer BC Bidco/KANGRP) (Luxembourg)
Revolver Loan (d)(f)	0.00%	06/04/2026		2,566	2,450,332

Revolver Loan (1 mo. USD LIBOR + 3.00%) (d)	1.05%	06/04/2026		3,000	414,668

Term Loan B (3 mo. EURIBOR + 4.50%)	6.48%	01/31/2029	EUR	335	390,921

Term Loan B (3 mo. Term SOFR + 5.26%)	9.56%	02/15/2029		3,250	3,257,793

Madison IAQ LLC, Term Loan (6 mo. Term SOFR + 2.50%)	6.70%	06/21/2028		28	27,935

Sabre Industries, Inc., Term Loan B (g)	–	08/13/2032		1,058	1,059,349

Sanmina Corp., Term Loan (d)(g)	–	08/06/2032		397	396,977

Tank Holding Corp.
Revolver Loan (d)(f)	0.00%	03/31/2028		424	389,973

Term Loan (1 mo. Term SOFR + 6.00%)	10.17%	03/31/2028		2,560	2,438,972

Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany)
Term Loan B (3 mo. EURIBOR + 3.25%)	5.33%	04/30/2030	EUR	430	504,883

Term Loan B (1 mo. Term SOFR + 3.00%)	7.31%	04/30/2030		1,694	1,701,882

Victory Buyer LLC (Vantage Elevator)
First Lien Term Loan (1 mo. Term SOFR + 3.75%)	8.18%	11/19/2028		2,664	2,671,460

Second Lien Term Loan (1 mo. Term SOFR + 7.00%) (d)	11.43%	11/19/2029		315	305,522

					38,525,648

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

11	Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000) (a)		Value
Insurance–1.78%

Acrisure LLC
Term Loan B (1 mo. Term SOFR + 3.00%)	7.32%	11/06/2030		$3,783	$3,785,627

Term Loan B (1 mo. Term SOFR + 3.29%)	7.57%	06/04/2032		567	567,927

CRC Insurance Group LLC, Term Loan B (3 mo. Term SOFR + 2.75%)	7.05%	05/06/2031		2,588	2,595,619

Sedgwick Claims Management Services, Inc., Term Loan (1 mo. Term SOFR + 3.00%)	6.82%	07/31/2031		3,242	3,254,126

					10,203,299

Leisure Goods, Activities & Movies–3.65%

Ancestry.com Operations, Inc., Term Loan B (1 mo. Term SOFR + 3.75%)	7.67%	12/06/2027		261	261,521

ATG Entertainment (United Kingdom), Term Loan B (1 mo. Term SOFR + 3.75%)	8.06%	03/21/2032		1,106	1,117,333

Crown Finance US, Inc., First Lien Term Loan (1 mo. Term SOFR + 4.50%)	8.85%	12/02/2031		5,246	5,248,600

Fitness International LLC, Term Loan B (1 mo. Term SOFR + 5.25%)	8.82%	02/05/2029		1,741	1,756,046

Galileo Global Education Finance S.a.r.l. (Luxembourg), Term Loan B-4 (3 mo. EURIBOR + 3.25%)	5.28%	07/31/2031	EUR	27	31,308

Herschend Entertainment Co., LLC, Term Loan B (1 mo. Term SOFR + 3.25%)	7.57%	05/14/2032		693	698,164

LC Ahab US Bidco LLC, Term Loan B (1 mo. Term SOFR + 3.50%)	7.32%	05/01/2031		845	848,019

Nord Anglia Education (Netherlands), Term Loan (3 mo. Term SOFR + 2.77%)	6.95%	01/09/2032		3,150	3,162,637

US Fitness LLC
Delayed Draw Term Loan (d)(f)	0.00%	09/04/2031		313	318,076

Delayed Draw Term Loan (3 mo. Term SOFR + 5.50%) (d)	1.00%	09/04/2031		339	26,506

Revolver Loan (d)(f)	0.00%	09/04/2030		611	603,141

Term Loan B (3 mo. Term SOFR + 5.50%) (d)	9.79%	09/04/2031		2,733	2,777,137

Vue International Bidco PLC (United Kingdom)
Second Lien Term Loan (6 mo. EURIBOR + 8.50%) (Acquired 02/20/2024-04/08/2025; Cost $ 527,172) (d)(h)	8.40%	12/31/2027	EUR	681	1,070,608

Term Loan (6 mo. EURIBOR + 8.50%) (Acquired 02/20/2024-04/08/2025; Cost $ 446,928) (d)(h)	8.40%	12/31/2027	EUR	421	656,381

Term Loan (6 mo. EURIBOR + 8.00%) (d)	10.26%	06/30/2027	EUR	194	338,293

World Choice Investments, Term Loan B (3 mo. Term SOFR + 4.75%)	8.94%	08/13/2031		2,031	2,033,931

					20,947,701

Lodging & Casinos–1.92%

Aimbridge Acquisition Co., Inc.
First Lien Term Loan (1 mo. Term SOFR + 5.61%)	9.98%	03/11/2030		435	436,413

Term Loan (1 mo. Term SOFR + 1.61%)	6.00%	03/11/2030		394	391,914

Fertitta Entertainment LLC (Golden Nugget), Term Loan (1 mo. Term SOFR + 3.75%)	7.57%	01/27/2029		2,912	2,914,171

GVC Finance LLC (United Kingdom), Term Loan (g)	–	07/30/2032		1,072	1,071,931

J&J Ventures Gaming, LLC, Term Loan B (1 mo. Term SOFR + 3.50%)	7.66%	04/26/2030		150	148,011

Tortuga Resorts Ghd LLC, Term Loan (d)(g)	–	08/13/2032		1,493	1,495,591

Voyager Parent, LLC, Term Loan B (3 mo. Term SOFR + 4.75%)	9.04%	05/10/2032		4,549	4,564,324

					11,022,355

Nonferrous Metals & Minerals–1.08%

Covia Holdings Corp., Term Loan B (3 mo. Term SOFR + 3.25%)	7.55%	02/13/2032		2,958	2,976,219

Form Technologies LLC, Term Loan (1 mo. Term SOFR + 5.75%) (d)	10.08%	05/30/2030		1,363	1,243,813

SCIH Salt Holdings, Inc. (Kissner Group), First Lien Incremental Term Loan B-1 (3 mo. Term SOFR + 4.00%)	7.20%	01/31/2029		1,989	1,994,628

					6,214,660

Oil & Gas–2.37%

McDermott International Ltd.
LOC (f)	0.00%	06/30/2027		2,321	1,961,515

LOC (3 mo. Term SOFR + 4.26%)	8.85%	06/30/2027		1,174	862,880

PIK Term Loan, 3.00% PIK Rate, 5.43% Cash Rate (1 mo. Term SOFR + 1.11%) (l)	3.00%	12/31/2027		1,081	591,629

Term Loan (1 mo. Term SOFR + 3.00%)	7.43%	06/30/2027		248	183,030

Par Petroleum LLC and Par Petroleum Finance Corp. (Par Pacific), Term Loan B (3 mo. Term SOFR + 3.75%)	8.03%	02/28/2030		1,823	1,824,876

Rockpoint Gas Storage Partners L.P. (Canada), Term Loan B (3 mo. Term SOFR + 3.00%)	7.30%	09/18/2031		2,402	2,412,278

Rockwood Service Corp., Term Loan B (1 mo. Term SOFR + 2.75%)	7.07%	07/30/2031		741	743,387

Stakeholder Midstream, Term Loan (d)(g)	–	11/20/2030		1,525	1,521,030

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

12	Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000) (a)		Value
Oil & Gas–(continued)

Third Coast Super Holdings LLC, Term Loan B (1 mo. Term SOFR + 3.75%)	8.07%	09/25/2030		$3,246	$3,264,027

TransMontaigne Partners LLC, Term Loan B (1 mo. Term SOFR + 3.50%)	6.82%	11/17/2028		247	248,032

					13,612,684

Publishing–2.33%

Cengage Learning, Inc., Term Loan B (1 mo. Term SOFR + 3.50%)	7.82%	03/22/2031		4,539	4,552,448

Century DE Buyer LLC (Simon & Schuster), Term Loan (3 mo. Term SOFR + 3.50%)	7.30%	10/30/2030		1,116	1,118,117

Dotdash Meredith, Inc., Term Loan B (1 mo. Term SOFR + 3.50%)	7.85%	06/17/2032		1,273	1,273,414

Harbor Purchaser, Inc. (Houghton Mifflin Harcourt) First Lien Term Loan B (1 mo. Term SOFR + 5.25%)	9.67%	04/09/2029		3,147	2,966,785

Second Lien Term Loan B (1 mo. Term SOFR + 8.00%)	12.82%	04/08/2030		2,056	1,879,524

McGraw-Hill Education, Inc., Term Loan B (1 mo. Term SOFR + 3.25%)	7.57%	08/06/2031		1,570	1,577,332

					13,367,620

Radio & Television–0.14%

iHeartCommunications, Inc., Term Loan (1 mo. Term SOFR + 5.89%)	10.21%	05/01/2029		964	814,662

Retailers (except Food & Drug)–1.23%

Bass Pro Group LLC, Term Loan B (1 mo. Term SOFR + 3.25%)	7.57%	01/31/2032		4,200	4,217,440

CNT Holdings I Corp. (1-800 Contacts), Term Loan B (3 mo. Term SOFR + 2.50%)	6.56%	11/08/2032		684	684,156

PetSmart, Inc., Term Loan B (1 mo. Term SOFR + 4.00%)	8.36%	08/06/2032		895	888,060

Savers, Inc., Term Loan (1 mo. Term SOFR + 5.50%)	8.05%	04/26/2028		1,240	1,243,232

					7,032,888

Surface Transport–2.37%

Beacon Mobility Corp.
Delayed Draw Term Loan (f)	0.00%	08/06/2030		84	84,451

Delayed Draw Term Loan (3 mo. Term SOFR + 3.25%)	7.48%	08/06/2030		215	132,090

Term Loan B (3 mo. Term SOFR + 3.25%)	7.60%	06/17/2030		1,572	1,580,751

First Student Bidco Inc.
Term Loan B (3 mo. Term SOFR + 2.50%)	6.71%	08/21/2030		3,387	3,394,083

Term Loan C (3 mo. Term SOFR + 2.50%)	6.71%	08/21/2030		366	366,654

Hurtigruten Group AS (Explorer II AS) (Norway) Term Loan A (1 mo. EURIBOR + 7.50%) (Acquired 02/06/2025-02/18/2025; Cost $1,231,066) (h)	9.58%	01/30/2030	EUR	1,202	1,436,026

Term Loan B (1 mo. EURIBOR + 8.00%) (Acquired 02/06/2025-08/12/2025; Cost $410,384) (h)	10.08%	07/30/2030	EUR	393	415,084

Patriot Rail Co. LLC, Term Loan B (3 mo. Term SOFR + 3.00%)	7.31%	03/01/2032		701	705,053

Source Holding Delaware LLC
Delayed Draw Term Loan (d)(e)(f)	0.00%	02/07/2031		777	767,876

Revolver Loan (d)(e)(f)	0.00%	02/07/2031		303	299,472

Revolver Loan (3 mo. Term SOFR + 4.75%) (d)(e)	9.05%	02/07/2031		389	84,466

Term Loan A (3 mo. Term SOFR + 4.75%) (d)(e)	8.96%	02/07/2031		1,803	1,781,471

STG Distribution LLC, PIK Term Loan, 7.25% PIK Rate, 5.45% Cash Rate (1 mo. Term SOFR + 1.10%) (Acquired 10/03/2024-08/07/2025; Cost $975,756) (d)(h)(l)	7.25%	10/03/2029		1,026	934,062

Student Transportation of America Holdings, Inc.
Delayed Draw Term Loan (f)	0.00%	06/24/2032		73	73,008

Delayed Draw Term Loan (3 mo. Term SOFR + 3.25%)	1.63%	06/24/2032		107	34,356

Term Loan B (3 mo. Term SOFR + 3.25%)	7.57%	06/10/2032		1,495	1,503,103

					13,592,006

Telecommunications–3.59%

2Degrees Group Ltd. (New Zealand), Term Loan (3 mo. Term SOFR + 3.25%)	7.44%	05/11/2029		1,214	1,219,838

Avaya, Inc., Term Loan (1 mo. Term SOFR + 7.50%)	11.66%	08/01/2028		695	589,011

Cincinnati Bell, Inc., Term Loan B-4 (1 mo. Term SOFR + 2.75%)	7.07%	11/22/2028		34	34,183

Crown Subsea Communications Holding, Inc., Term Loan B (3 mo. Term SOFR + 3.50%)	7.82%	01/30/2031		3,883	3,920,577

Genesys Cloud Services Holdings I LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	6.82%	01/26/2032		497	498,224

Inmarsat Finance PLC (United Kingdom), Term Loan (1 mo. Term SOFR + 4.50%)	8.82%	09/27/2029		591	584,491

Level 3 Financing, Inc., Term Loan B (1 mo. Term SOFR + 4.25%)	8.57%	03/30/2032		5,146	5,182,813

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

13	Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000) (a)	Value
Telecommunications–(continued)

Lumen Technologies, Inc.
Term Loan B-1 (1 mo. Term SOFR + 2.35%)	6.78%	04/15/2029	$1	$877

Term Loan B-2 (1 mo. Term SOFR + 2.35%)	6.78%	04/15/2030	231	229,637

MLN US HoldCo LLC (dba Mitel) Term Loan B (1 mo. Term SOFR + 4.00%) (Acquired 06/25/2025-08/21/2025; Cost $1,092,161) (h)	2.50%	05/08/2028	1,113	1,064,880

Term Loan B (1 mo. Term SOFR + 2.00%) (Acquired 06/20/2025-08/21/2025; Cost $3,651,399) (h)	6.00%	06/01/2030	4,225	3,506,824

U.S. TelePacific Corp., Third Lien Term Loan (d)(g)	–	05/02/2027	167	0

Windstream Services LLC, Term Loan B (1 mo. Term SOFR + 4.75%) (d)	9.17%	09/25/2031	3,085	3,096,432

Zayo Group Holdings, Inc., Term Loan (1 mo. Term SOFR + 3.00%) (Acquired 08/15/2025-08/20/2025; Cost $643,852) (h)	7.43%	03/09/2027	660	640,681

				20,568,468

Utilities–1.51%

Alpha Generation LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	6.32%	09/30/2031	422	421,692

Astoria Energy LLC, Term Loan B (1 mo. Term SOFR + 2.75%)	7.04%	06/16/2032	838	842,268

Cornerstone Generation LLC, Term Loan B (3 mo. Term SOFR + 3.25%)	7.48%	10/28/2031	2,988	3,011,880

Eastern Power LLC, Term Loan (1 mo. Term SOFR + 5.25%)	9.57%	04/03/2028	1,376	1,384,712

Lackawanna Energy Center LLC, Term Loan (1 mo. Term SOFR + 3.00%)	7.35%	07/23/2032	1,661	1,672,567

Talen Energy Supply LLC, Incremental Term Loan (3 mo. Term SOFR + 2.50%)	6.73%	12/13/2031	1,352	1,358,153

				8,691,272

Total Variable Rate Senior Loan Interests (Cost $776,884,878)				752,713,061

			Shares
Common Stocks & Other Equity Interests–11.66% (m)
Aerospace & Defense–0.19%

Black Diamond Therapeutics, Inc. (d)(e)			1,547,063	835,414

IAP Worldwide Services, Inc. (Acquired 07/18/2014-02/08/2019; Cost $593,748) (d)(h)			320	0

IAP Worldwide Services, Inc., Class A (d)(e)			247,725	247,725

				1,083,139

Automotive–0.02%
Cabonline, Class D (Acquired 10/30/2023; Cost $71,316) (Sweden) (d)(h)			79,434,288	113,304

Cabonline, Class D1 (Acquired 10/30/2023; Cost $3) (Sweden) (d)(h)			2,795,619	297

Cabonline, Class D2 (Acquired 10/31/2023; Cost $2) (Sweden) (d)(h)			2,385,952	127

Muth Mirror Systems LLC (d)(e)			26,463	0

Muth Mirror Systems LLC, Wts. (d)(e)			177,476	0

				113,728

Beverage & Tobacco–0.00%
City Brewing Co. LLC (d)			8,643	6,991

Brokers, Dealers & Investment Houses–1.72%
Seawolf Buyer LLC (d)(e)			7,549,020	7,435,784

Seawolf Buyer LLC (d)(e)(g)			1,225,490	1,207,108

Seawolf Buyer LLC (d)(e)(g)			1,225,490	1,216,299

				9,859,191

Building & Development–0.00%
Lake at Las Vegas Joint Venture LLC, Class A (Acquired 07/15/2010; Cost $7,937,680) (d)(h)			780	0

Lake at Las Vegas Joint Venture LLC, Class B (Acquired 07/15/2010; Cost $93,970) (d)(h)			9	0

				0

Business Equipment & Services–3.76%
Monitronics International, Inc. (Acquired 06/30/2023; Cost $3,093,156) (d)(h)			153,659	7,211,217

My Alarm Center LLC, Class A (Acquired 03/09/2021-05/17/2024; Cost $3,866,578) (d)(h)			44,398	14,382,997

				21,594,214

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

14	Invesco Senior Income Trust

	Shares	Value

Chemicals & Plastics–0.00%
Flint Group (ColourOz Inv), Class A, PIK Term Loan, 6.90% PIK Rate, 4.68% Cash Rate (Acquired 09/19/2023; Cost $0) (Germany) (d)(h)	26,510	$0

Containers & Glass Products–0.39%
Libbey Glass LLC (Acquired 11/13/2020-08/27/2025; Cost $816,693) (d)(h)	174,328	2,215,709

Electronics & Electrical–0.00%
Sandvine Corp. (Acquired 06/28/2024; Cost $0) (d)(h)	5,262	0

Financial Intermediaries–0.61%
RJO Holdings Corp. (d)	3,106	2,320,777

RJO Holdings Corp., Class A (d)	1,142	720,413

RJO Holdings Corp., Class B (d)	1,667	347,367

RJO Holdings Corp., Rts. (d)	77	132,935

		3,521,492

Food Service–0.68%
Selecta Group B.V., Class A1 (Switzerland) (n)	26,387	3,087,015

Selecta Group B.V., Class A2 (Switzerland) (n)	6,985	817,175

		3,904,190

Forest Products–0.72%
NewLife Forest Restoration LLC (d)	47,707	4,114,264

Health Care–0.00%
SDB Holdco LLC (Specialty Dental Brands) (d)(e)	15,962,622	0

Home Furnishings–0.16%
Serta Simmons Bedding LLC (Acquired 06/29/2023; Cost $14,067) (h)	90,756	889,409

Industrial Equipment–0.01%
North American Lifting Holdings, Inc.	44,777	40,299

Leisure Goods, Activities & Movies–1.03%
Crown Finance US, Inc.	220,549	4,970,294

Hurtigruten Group AS (Acquired 02/12/2025; Cost $497,477) (Norway) (h)	31,877	864,142

Hurtigruten Norway (Acquired 02/12/2025; Cost $0) (Norway) (d)(h)	6,420	71,587

Vue Entertainment International Ltd., Class A4 (United Kingdom) (d)	374,204	0

Vue International Bidco PLC, Class A1 (Acquired 02/20/2024; Cost $0) (United Kingdom) (d)(h)	1,751	0

Vue International Bidco PLC, Class A2 (Acquired 02/20/2024; Cost $0) (United Kingdom) (d)(h)	862,319	1

Vue International Bidco PLC, Class A3 (United Kingdom) (d)	536,769	1

		5,906,025

Lodging & Casinos–0.44%
Aimbridge Acquisition Co., Inc. (d)	35,839	2,347,454

Caesars Entertainment, Inc. (o)	7,110	190,335

		2,537,789

Oil & Gas–0.98%
McDermott International Ltd. (o)	106,169	1,114,774

Patterson-UTI Energy, Inc.	31,592	183,550

Samson Investment Co., Class A (Acquired 03/01/2017; Cost $3,094,069) (d)(h)	132,022	6,601

Seadrill Ltd. (Norway) (o)	91,553	2,921,456

Talos Energy, Inc. (o)	86,904	858,612

Tribune Resources LLC (Acquired 04/03/2018; Cost $1,719,591) (h)	337,847	523,832

		5,608,825

Radio & Television–0.06%
iHeartMedia, Inc., Class A (o)	166,688	355,045

iHeartMedia, Inc., Class B (d)(o)	42	63

		355,108

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

15	Invesco Senior Income Trust

			Shares	Value

Retailers (except Food & Drug)–0.00%
Claire’s Stores, Inc.			390	$26

Vivarte S.A.S.U., Pfd. (France) (d)			241,195	0

				26

Surface Transport–0.32%
Commercial Barge Line Co. (Acquired 02/15/2018-02/06/2020; Cost $670,459) (d)(h)			8,057	837,606

Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045 (Acquired 08/18/2023-08/20/2025; Cost $112,680) (d)(h)			193,963	121,227

Commercial Barge Line Co., Wts., expiring 04/27/2045 (Acquired 02/15/2018-02/06/2020; Cost $704,842) (d)(h)			8,470	880,541

				1,839,374

Telecommunications–0.57%
Avaya Holdings Corp. (Acquired 05/01/2023; Cost $362,310) (h)			24,154	193,232

Avaya, Inc. (Acquired 05/01/2023; Cost $65,715) (h)			4,381	35,048

MLN US HoldCo LLC (dba Mitel) (Acquired 06/20/2025; Cost $1,913,307) (d)(h)			531,081	3,064,337

				3,292,617

Total Common Stocks & Other Equity Interests (Cost $75,949,731)				66,882,390

	Interest Rate	Maturity Date	Principal Amount (000) (a)
U.S. Dollar Denominated Bonds & Notes–4.02%
Aerospace & Defense–0.19%
Rand Parent LLC (n)	8.50%	02/15/2030	$1,048	1,087,034

Building & Development–0.42%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (n)	4.50%	04/01/2027	1,040	1,022,819

Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC (n)	6.75%	04/01/2032	273	281,596

QXO Building Products, Inc. (n)	6.75%	04/30/2032	655	678,125

Signal Parent, Inc. (Acquired 09/11/2023-09/27/2023; Cost $854,200) (h)(n)	6.13%	04/01/2029	1,166	425,590

				2,408,130

Business Equipment & Services–1.09%
Acuris Finance US, Inc./Acuris Finance S.a.r.l. (n)	9.00%	08/01/2029	3,471	3,578,167

Allied Universal Holdco LLC (USAGM Holdco LLC/UNSEAM) (n)	6.88%	06/15/2030	311	320,525

Allied Universal Holdco LLC (USAGM Holdco LLC/UNSEAM) (n)	7.88%	02/15/2031	2,012	2,115,930

Cloud Software Group, Inc. (n)	8.25%	06/30/2032	41	43,865

Cloud Software Group, Inc. (n)	6.63%	08/15/2033	172	174,525

				6,233,012

Cable & Satellite Television–0.63%
Altice Financing S.A. (Altice-Int’l) (Luxembourg) (n)	5.75%	08/15/2029	29	23,016

Altice Financing S.A. (Altice-Int’l) (Luxembourg) (n)	5.00%	01/15/2028	1,876	1,533,743

Altice France S.A. (France) (n)	5.50%	01/15/2028	594	525,690

Altice France S.A. (France) (n)	5.50%	10/15/2029	679	582,779

Virgin Media Secured Finance PLC (United Kingdom) (n)	4.50%	08/15/2030	1,020	958,206

				3,623,434

Chemicals & Plastics–0.11%
W. R. Grace Holdings LLC (n)	6.63%	08/15/2032	660	658,657

Electronics & Electrical–0.06%
Diebold Nixdorf, Inc. (n)	7.75%	03/31/2030	325	344,657

Food Products–0.43%
Froneri Lux Finco S.a.r.l. (United Kingdom) (n)	6.00%	08/01/2032	598	601,768

Teasdale Foods, Inc. (Acquired 12/18/2020-06/30/2025; Cost $3,021,562) (d)(e)(h)(p)	0.00%	06/18/2026	3,046	0

Viking Baked Goods Acquisition Corp. (n)	8.63%	11/01/2031	1,872	1,858,671

				2,460,439

Health Care–0.31%
Global Medical Response, Inc. (l)(n)	0.75%	10/31/2028	505	506,097

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

16	Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000) (a)		Value

Health Care–(continued)
Opal Bidco SAS (France) (Acquired 03/31/2025; Cost $588,000) (h)(n)	6.50%	03/31/2032	$	588	$598,730

Organon & Co./Organon Foreign Debt Co-Issuer B.V. (n)	6.75%	05/15/2034		304	288,183

Raven Acquisition Holdings LLC (n)	6.88%	11/15/2031		377	384,998

					1,778,008

Industrial Equipment–0.03%
Chart Industries, Inc. (n)	7.50%	01/01/2030		182	190,979

Insurance–0.15%
Acrisure LLC (n)	6.75%	07/01/2032		89	91,383

Panther Escrow Issuer LLC (n)	7.13%	06/01/2031		751	779,850

					871,233

Publishing–0.04%
McGraw-Hill Education, Inc. (n)	7.38%	09/01/2031		196	205,932

Retailers (except Food & Drug)–0.46%
Evergreen Acqco 1 L.P./TVI, Inc. (n)	9.75%	04/26/2028		1,333	1,390,167

PetSmart LLC/PetSmart Finance Corp. (n)	7.50%	09/15/2032		1,287	1,276,859

					2,667,026

Surface Transport–0.10%
Beacon Mobility Corp. (n)	7.25%	08/01/2030		534	553,874

Total U.S. Dollar Denominated Bonds & Notes (Cost $26,693,748)					23,082,415

Non-U.S. Dollar Denominated Bonds & Notes–2.83% (q) Automotive–0.26%
Cabonline Group Holding AB (Sweden) (Acquired 10/13/2023; Cost $208,560) (h)(n)	10.00%	03/19/2028	SEK	2,386	242,641

Cabonline Group Holding AB (Sweden) (Acquired 10/12/2023; Cost $433,886) (h)(n)	12.00%	03/19/2028	SEK	4,772	485,283

Cabonline Group Holding AB (Sweden) (Acquired 03/24/2022; Cost $980,148) (h)(k)(n)	0.00%	04/19/2029	SEK	9,226	433,765

Conceria Pasubio S.p.A. (Italy) (3 mo. EURIBOR + 4.50%) (n)(r)	6.48%	09/30/2028	EUR	362	358,970

					1,520,659

Business Equipment & Services–0.07%
Pachelbel Bidco S.p.A. (Italy) (3 mo. EURIBOR + 4.25%) (n)(r)	6.27%	05/17/2031	EUR	341	402,941

Cable & Satellite Television–0.07%
Altice Financing S.A. (Altice-Int’l) (Luxembourg) (n)	3.00%	01/15/2028	EUR	423	393,621

Cosmetics & Toiletries–0.22%
Bausch + Lomb Netherlands B.V. and Bausch & Lomb, Inc. (3 mo. EURIBOR + 3.88%) (n)(r)	5.87%	01/15/2031	EUR	1,048	1,239,957

Financial Intermediaries–1.43%
AnaCap (AFE S.A. SICAV-RAIF) (Italy) (3 mo. EURIBOR + 7.50%) (Acquired 01/31/2018-11/09/2021; Cost $2,995,256) (d)(h)(n)(r)	9.52%	07/15/2030	EUR	2,617	1,576,738

AnaCap (AFE S.A. SICAV-RAIF) (Italy) (3 mo. EURIBOR + 7.50%) (Acquired 10/14/2024;
Cost $302,704) (d)(h)(n)(r)	9.52%	07/15/2030	EUR	500	301,249

Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 7.45%) (n)(r)	9.46%	05/01/2029	EUR	867	750,974

Garfunkelux Holdco 3 S.A. (Luxembourg) (n)	9.00%	09/01/2028	EUR	1,043	1,254,893

Garfunkelux Holdco 3 S.A. (Luxembourg) (p)	0.00%	11/01/2028	EUR	1,130	982,002

Garfunkelux Holdco 4 S.A. (Luxembourg) (l)(n)	10.50%	05/01/2030	EUR	339	71,834

Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 5.50%) (n)(r)	7.48%	12/15/2029	EUR	2,300	2,693,829

Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 5.50%) (n)(r)	7.48%	12/15/2029	EUR	500	585,615

					8,217,134

Food Service–0.45%
Seagull Bidco Ltd. (Switzerland) (n)	15.00%	10/01/2030		2,190	2,562,042

Industrial Equipment–0.09%
Summer (BC) Holdco B S.a.r.l. (Luxembourg) (3 mo. EURIBOR + 4.25%) (n)(r)	6.29%	02/15/2030	EUR	471	549,386

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

17	Invesco Senior Income Trust

	Interest Rate	Maturity Date		Principal Amount (000) (a)	Value

Leisure Goods, Activities & Movies–0.02%
HX Hold Co. Ltd. (Norway) (Acquired 02/06/2025-02/20/2025; Cost $108,618) (h)	7.00%	02/12/2030	EUR	109	$111,933

Surface Transport–0.22%
Zenith Finco PLC (United Kingdom) (n)	6.50%	06/30/2027	GBP	1,203	1,247,444

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $15,734,329)					16,245,117

				Shares

Preferred Stocks–1.22% (m)
Health Care–0.00%
SDB Holdco LLC (Specialty Dental Brands), Pfd. (d)(e)				7,745,021	0

Oil & Gas–0.00%
Southcross Energy Partners L.P., Pfd. (Acquired 05/07/2019-08/23/2019; Cost $258,485) (d)(h)				258,709	1,526

Surface Transport–1.22%
Commercial Barge Line Co., Series B, Pfd. (Acquired 02/05/2020-10/27/2020; Cost $918,945) (d)(h)				39,456	4,101,846

Commercial Barge Line Co., Series B, Pfd.,Wts., expiring 04/27/2045 (d)				27,709	2,880,628

					6,982,474

Total Preferred Stocks (Cost $4,219,865)					6,984,000

Money Market Funds–0.16%
Invesco Government & Agency Portfolio,Institutional Class, 4.21% (s)(t)				334,599	334,599

Invesco Treasury Portfolio,Institutional Class, 4.17% (s)(t)				621,398	621,398

Total Money Market Funds (Cost $955,997)					955,997

TOTAL INVESTMENTS IN SECURITIES (u) –151.09% (Cost $900,438,548)					866,862,980

BORROWINGS–(33.47)%					(192,000,000)

VARIABLE RATE DEMAND PREFERRED SHARES–(17.26)%					(99,019,571)

OTHER ASSETS LESS LIABILITIES–(0.36)%					(2,119,753)

NET ASSETS APPLICABLE TO COMMON SHARES–100.00%					$573,723,656

Investment Abbreviations:

DIP	- Debtor-in-Possession
EUR	- Euro
EURIBOR	- Euro Interbank Offered Rate
GBP	- British Pound Sterling
LIBOR	- London Interbank Offered Rate
LOC	- Letter of Credit
Pfd.	- Preferred
PIK	- Pay-in-Kind
REIT	- Real Estate Investment Trust
Rts.	- Rights
SEK	-Swedish Krona
SOFR	- Secured Overnight Financing Rate
SONIA	- Sterling Overnight Index Average
USD	- U.S. Dollar
Wts.	- Warrants

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

18	Invesco Senior Income Trust

Notes to Consolidated Schedule of Investments:

(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(c)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Trust’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate (“SOFR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(e)	Acquired through direct lending. Direct loans may be subject to liquidity and interest rate risk and certain direct loans may be deemed illiquid.
(f)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 7.
(g)	This variable rate interest will settle after August 31, 2025, at which time the interest rate will be determined.
(h)	Restricted security. The aggregate value of these securities at August 31, 2025 was $89,174,611, which represented 15.54% of the Trust’s Net Assets.
(i)	Acquired as part of a bankruptcy restructuring.
(j)	The borrower has filed for protection in federal bankruptcy court.
(k)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2025 was $626,944, which represented less than 1% of the Trust’s Net Assets.

(l)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(m)	Securities acquired through the restructuring of senior loans.
(n)
Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2025 was $42,137,787, which represented 7.34% of the Trust’s Net Assets.

(o)	Non-income producing security.
(p)	Zero coupon bond issued at a discount.
(q)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(r)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2025.
(s)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Trust owns 5% or more of the outstanding voting securities. The table below shows the Trust’s transactions in, and earnings from, its investments in affiliates for the six months ended August 31, 2025.

	Value February 28, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2025	Dividend Income

Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$27,792,005	$(27,457,406)	$-	$-	$334,599	$23,789

Invesco Treasury Portfolio, Institutional Class	-	51,613,724	(50,992,326)	-	-	621,398	43,756

Total	$-	$79,405,729	$(78,449,732)	$-	$-	$955,997	$67,545

(t)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
(u)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
The aggregate value of securities considered illiquid at August 31, 2025 was $370,330,961, which represented 64.55% of the Trust’s Net Assets.

	Open Forward Foreign Currency Contracts

Settlement Date			Contract to			Unrealized Appreciation (Depreciation)
	Counterparty		Deliver		Receive

Currency Risk
09/29/2025	Barclays Bank PLC	USD	38,532	NOK	394,478	$717

09/29/2025	BNP Paribas S.A.	EUR	14,156,824	USD	16,726,195	136,414

09/29/2025	BNP Paribas S.A.	USD	855,521	NOK	8,599,618	112

09/29/2025	BNP Paribas S.A.	USD	1,403,091	SEK	13,296,468	4,113

10/31/2025	BNP Pa ribas S.A.	EUR	13,703,668	USD	16,134,550	43,240

10/31/2025	BNP Paribas S.A.	GBP	901,931	USD	1,220,518	944

09/29/2025	Canadian Imperial Bank of Commerce	GBP	907,794	USD	1,228,224	941

09/29/2025	Citibank N.A.	GBP	894,245	USD	1,209,590	625

09/29/2025	Morgan Stanley and Co. International PLC	GBP	33,891	USD	45,899	80

09/29/2025	Morgan Stanley and Co. International PLC	USD	4,656,613	EUR	4,000,000	30,818

10/31/2025	Morgan Stanley and Co. International PLC	EUR	13,703,668	USD	16,139,493	48,183

09/29/2025	Royal Bank of Canada	EUR	14,371,321	USD	16,990,006	148,864

10/31/2025	Royal Bank of Canada	EUR	13,703,668	USD	16,154,774	63,464

10/31/2025	Royal Bank of Canada	GBP	901,931	USD	1,220,669	1,096

09/29/2025	State Street Bank & Trust Co.	GBP	907,794	USD	1,227,765	482

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

19	Invesco Senior Income Trust

Open Forward Foreign Currency Contracts—(continued)

Settlement Date			Contract to			Unrealized Appreciation (Depreciation)
	Counterparty		Deliver		Receive

09/29/2025	State Street Bank & Trust Co.	USD	50,951	GBP	37,933	$332

09/29/2025	Toronto-Dominion Bank (The)	EUR	14,371,321	USD	16,980,820	139,678

10/31/2025	Toronto-Dominion Bank (The)	GBP	901,931	USD	1,221,153	1,579

10/31/2025	UBS AG	USD	45,375	GBP	33,623	90

Subtotal -Appreciation						621,772

Currency Risk
09/29/2025	BNP Paribas S.A.	NOK	8,994,096	USD	889,948	(4,935)

09/29/2025	BNP Paribas S.A.	SEK	13,020,130	USD	1,373,837	(4,121)

09/29/2025	BNP Paribas S.A.	USD	16,102,617	EUR	13,703,668	(43,869)

09/29/2025	BNP Paribas S.A.	USD	1,220,302	GBP	901,931	(947)

10/31/2025	BNP Paribas S.A.	NOK	8,599,618	USD	855,638	(150)

10/31/2025	BNP Paribas S.A.	SEK	13,296,468	USD	1,405,952	(4,193)

09/29/2025	J.P. Morgan Chase Bank, N.A.	EUR	2,211,537	USD	2,588,790	(2,816)

09/29/2025	Morgan Stanley and Co. International PLC	SEK	133,181	USD	13,992	(103)

09/29/2025	Morgan Stanley and Co. International PLC	USD	16,107,752	EUR	13,703,668	(49,004)

09/29/2025	Royal Bank of Canada	USD	16,122,872	EUR	13,703,668	(64,125)

09/29/2025	Royal Bank of Canada	USD	1,220,447	GBP	901,931	(1,091)

09/29/2025	State Street Bank & Trust Co.	SEK	143,157	USD	14,958	(192)

09/29/2025	Toronto-Dominion Bank (The)	USD	1,220,942	GBP	901,931	(1,586)

Subtotal-Depreciation	(177,132)

Total Forward Foreign Currency Contracts	$444,640

Abbreviations:

EUR	– Euro

GBP	– British Pound Sterling

NOK	– Norwegian Krone
SEK	– Swedish Krona

USD	– U.S. Dollar

Portfolio Composition
†
By credit quality, based on total investments
as of August 31, 2025

BBB-	0.12%

BB+	1.42

BB	0.92

BB-	4.65

B+	7.62

B	20.21

B-	13.01

CCC+	4.01

CCC	2.83

CCC-	0.77

CC	0.26

C	0.06

D	1.09

Not Rated	36.19

Equity	6.84

† Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

20	Invesco Senior Income Trust

subject to change without notice.
“Non-
Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

21	Invesco Senior Income Trust

Consolidated Statement of Assets and Liabilities
August 31, 2025
(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $899,482,551)	$865,906,983

Investments in affiliates, at value (Cost $955,997)	955,997

Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	621,772

Cash	15,030,816

Foreign currencies, at value (Cost $3,674,034)	3,673,762

Receivable for:
Investments sold	13,694,518

Dividends	35,450

Interest	9,610,221

Investments matured, at value (Cost $33,781,718)	25,118,336

Investment for trustee deferred compensation and retirement plans	36,820

Prepaid expenses	277,597

Other assets	396,379

Total assets	935,358,651

Liabilities:

Variable rate demand mode preferred shares, at liquidation preference ($0.01 par value, 1,000 shares issued with liquidation preference of $100,000 per share)	99,019,571

Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	177,132

Payable for:
Borrowings	192,000,000

Investments purchased	39,866,637

Dividends	183,346

Accrued fees to affiliates	241,572

Accrued interest expense	2,262,692

Accrued trustees’ and officers’ fees and benefits	1,248

Accrued other operating expenses	361,647

Trustee deferred compensation and retirement plans	36,820

Unfunded loan commitments	27,484,330

Total liabilities	361,634,995

Net assets applicable to common shares	$573,723,656

Net assets applicable to common shares consist of:

Shares of beneficial interest – common shares	$867,320,301

Distributable earnings (loss)	(293,596,645)

$573,723,656

Common shares outstanding, no par value, with an unlimited number of common shares authorized:

Common shares outstanding	153,925,029

Net asset value per common share	$3.73

Market value per common share	$3.65

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

22	Invesco Senior Income Trust

Consolidated Statement of Operations
For the six months ended August 31, 2025
(Unaudited)

Investment income:
Interest	$38,871,568

Dividends	232,398

Dividends from affiliated money market funds	67,545

Pay-in-kind interest income	2,296,761

Total investment income	41,468,272

Expenses:
Advisory fees	3,733,588

Administrative services fees	897,141

Custodian fees	55,929

Interest, facilities and maintenance fees	9,383,770

Transfer agent fees	11,858

Trustees’ and officers’ fees and benefits	12,721

Registration and filing fees	75,259

Reports to shareholders	54,136

Professional services fees	391,926

Other	52,888

Total expenses	14,669,216

Less: Fees waived	(1,990)

Net expenses	14,667,226

Net investment income	26,801,046

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(26,045,233)

Foreign currencies	(41,401)

Forward foreign currency contracts	(6,904,961)

(32,991,595)

Change in net unrealized appreciation of:
Unaffiliated investment securities	21,651,237

Foreign currencies	18,720

Forward foreign currency contracts	1,220,676

22,890,633

Net realized and unrealized gain (loss)	(10,100,962)

Net increase in net assets resulting from operations applicable to common shares	$16,700,084

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

23	Invesco Senior Income Trust

Consolidated Statement of Changes in Net Assets
For the six months ended August 31, 2025 and the year ended February 28, 2025
(Unaudited)

	August 31,	February 28,
	2025	2025

Operations:
Net investment income	$26,801,046	$65,737,886

Net realized gain (loss)	(32,991,595)	529,953

Change in net unrealized appreciation (depreciation)	22,890,633	(26,154,261)

Net increase in net assets resulting from operations applicable to common shares	16,700,084	40,113,578

Distributions to common shareholders from distributable earnings	(35,044,368)	(67,567,137)

Return of capital applicable to common shares	–	(10,023,843)

Total distributions	(35,044,368)	(77,590,980)

Net increase in common shares of beneficial interest	1,437,515	1,793,098

Net increase (decrease) in net assets applicable to common shares	(16,906,769)	(35,684,304)

Net assets applicable to common shares:
Beginning of period	590,630,425	626,314,729

End of period	$573,723,656	$590,630,425

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

24	Invesco Senior Income Trust

Consolidated Statement of Cash Flows
For the six months ended August 31, 2025
(Unaudited)

Cash provided by operating activities:
Net increase in net assets resulting from operations applicable to common shares	$16,700,084

Adjustments to reconcile the change in net assets applicable to common shares from operations to net cash provided by operating activities:
Purchases of investments	(202,457,374)

Proceeds from sales of investments	251,178,336

Purchases of short-term investments, net	(8,193,733)

Amortization (accretion) of premiums and discounts, net	(1,183,705)

Net realized loss from investment securities	26,045,233

Net change in unrealized appreciation on investment securities	(21,651,237)

Net change in unrealized appreciation on forward foreign currency contracts and foreign currency	(1,215,985)

Change in operating assets and liabilities:

Increase in receivables and other assets	(2,036,087)

Increase in accrued expenses and other payables	240,537

Net cash provided by operating activities	57,426,069

Cash provided by (used in) financing activities:
Dividends paid to common shareholders from distributable earnings	(34,335,013)

Proceeds from shelf offering, net of offering costs	754,315

Proceeds from borrowings	5,000,000

Repayment from borrowings	(20,000,000)

Net cash provided by (used in) financing activities	(48,580,698)

Cash impact from foreign exchange fluctuations:

Net change in appreciation (depreciation) on foreign currency	$(4,691)

Net increase in cash and cash equivalents	8,840,680

Cash and cash equivalents at beginning of period	10,819,895

Cash and cash equivalents at end of period	$19,660,575

Non-cash financing activities:
Value of shares of beneficial interest issued in reinvestment of dividends paid to common shareholders	$683,200

Supplemental disclosure of cash flow information:
Cash paid during the period for taxes	$59,680

Cash paid during the period for interest, facilities and maintenance fees	$9,016,232

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

25	Invesco Senior Income Trust

Consolidated Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.

	Six Months Ended August 31,		Year Ended February 28,	Year Ended February 29,	Years Ended February 28,
	2025		2025	2024	2023	2022	2021

Net asset value per common share, beginning of period	$ 3.85		$ 4.09	$ 4.12	$ 4.58	$ 4.57	$ 4.61

Net investment income (a)	0.17		0.43	0.46	0.39	0.26	0.21

Net gains (losses) on securities (both realized and unrealized)	(0.06)		(0.16)	0.00	(0.38)	0.06	0.01

Total from investment operations	0.11		0.27	0.46	0.01	0.32	0.22

Less:
Dividends paid to common shareholders from net investment income	(0.23)		(0.44)	(0.46)	(0.45)	(0.31)	(0.22)

Return of capital	–		(0.07)	(0.03)	(0.02)	–	(0.04)

Total distributions	(0.23)		(0.51)	(0.49)	(0.47)	(0.31)	(0.26)

Premium from common shares sold through shelf offering	0.00		–	–	–	–	–

Net asset value per common share, end of period	$ 3.73		$ 3.85	$ 4.09	$ 4.12	$ 4.58	$ 4.57

Market value per common share, end of period	$ 3.65		$ 4.15	$ 4.15	$ 3.95	$ 4.36	$ 4.17

Total return at net asset value (b)	2.99%		6.71%	12.37%	1.44%	7.62%	6.49%

Total return at market value (c)	(6.50)%		13.36%	18.93%	2.20%	12.30%	11.16%

Net assets applicable to common shares, end of period (000’s omitted)	$573,724		$590,630	$626,315	$630,327	$701,274	$699,797

Portfolio turnover rate (d)	22%		49%	36%	38%	86%	71%

Ratios/supplemental data based on average net assets applicable to common shares outstanding:
Ratio of expenses:

With fee waivers and/or expense reimbursements	5.05	% (e)	5.32%	5.20%	3.57%	2.13%	2.39%

With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	1.82	% (e)	1.88%	1.75%	1.67%	1.53%	1.65%

Without fee waivers and/or expense reimbursements	5.05	% (e)	5.32%	5.20%	3.57%	2.13%	2.39%

Ratio of net investment income to average net assets	9.23	% (e)	10.72%	11.15%	9.05%	5.55%	5.07%

Senior securities:
Total amount of preferred shares outstanding (000’s omitted)	$100,000		$100,000	$100,000	$100,000	$100,000	$100,000

Asset coverage per $1,000 unit of senior indebtedness (f)	$ 4,509		$ 4,336	$ 4,509	$ 4,633	$ 4,890	$ 5,506

Total borrowings (000’s omitted)	$192,000		$207,000	$207,000	$201,000	$206,000	$177,500

Asset coverage per preferred share (g)	$673,724		$690,630	$726,315	$730,327	$801,274	$799,797

Liquidating preference per preferred share	$100,000		$100,000	$100,000	$100,000	$100,000	$100,000

(a)	Calculated using average units outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable. (c) Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.

(d)	Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests and is not annualized for periods less than one year, if applicable. (e) Annualized.
(f)
Calculated by subtracting the Trust’s total liabilities (not including preferred shares, at liquidation value and borrowings) from the Trust’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

(g)
Calculated by subtracting the Trust’s total liabilities (not including preferred shares, at liquidation value) from the Trust’s total assets and dividing this by the total number of preferred shares outstanding.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

26	Invesco Senior Income Trust

Notes to Consolidated Financial Statements
August 31, 2025
(Unaudited)
NOTE 1–Significant Accounting Policies
Invesco Senior Income Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”),as a closed-end
management investment company.
The Trust may participate in direct lending opportunities through its indirect investment in the Invesco Senior Income Loan Origination LLC (the “LLC”), a Delaware limited liability company. The Trust owns all beneficial and economic interests in the Invesco Senior Income Loan Origination Trust, a Massachusetts Business Trust (the “Loan Origination Trust”), which in turn owns all beneficial and economic interests in the LLC. The Trust may invest up to 60% of its total net assets in originated loans.
The Trust may also invest a portion of its assets indirectly through a wholly-owned subsidiary, Invesco Senior Income TB, LLC, a Delaware limited liability series company (the “Subsidiary”), which formed two separate series (together, the “Series”). The Trust owns all beneficial and economic interests in the Subsidiary and each of the Subsidiary’s two series. The accompanying consolidated financial statements reflect the financial position of the Trust, its Loan Origination Trust, the Subsidiary and each of the Subsidiary’s two series and the results of operations on a consolidated basis.
The Trust’s investment objective is to provide a high level of current income, consistent with preservation of capital. The Trust seeks to achieve its objectives by investing primarily in a portfolio of interests in floating or variable senior loans to corporations, partnerships, and other entities which operate in a variety of industries and geographic regions. The Trust borrows money for investment purposes which may create the opportunity for enhanced return, but also should be considered a speculative technique and may increase the Trust’s volatility.
The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies
.
The following is a summary of the significant accounting policies followed by the Trust in the preparation of its consolidated financial statements.
A.
Security Valuations
– Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size
trading in similar groups of securities and other market data.

Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter
market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.
Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end
mutual funds) are valued using such company’s
end-of-business-day
net asset value per share, whereas securities of investment companies that are exchange-traded will be valued at the last trade price or official closing price on the exchange where they primarily trade.
Fixed income securities (including convertible debt securities) normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size
trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day
net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Deposits, other obligations of U.S. and
non-U.S.
banks and financial institutions, and cash equivalents are valued at their daily account value.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable in the Adviser’s judgment, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the agreed upon degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded
rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events,

27	Invesco Senior Income Trust

market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/ or liquidity of certain Trust investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidatedfinancial statements may materially differ from the value received upon actual sale of those investments
The price the Trust could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Trust securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Trust could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income
– Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
Pay-in-kind
interest income and
non-cash
dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Facility fees received may be amortized over the life of the loan. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend
date.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of the loan or note.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.
Country Determination
– For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider,as wellas other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more ofits assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.
Distributions
– The Trust previously adopted a Managed Distribution Plan (the “Plan”) whereby the Trust paid a monthly dividend to common shareholders at a stated fixed monthly distribution amount. The Plan was intended to provide shareholders with a consistent, but not guaranteed, periodic cash payment from the Trust, regardless of when or whether income was earned or capital gains were realized. If sufficient income was not available for a monthly distribution, the Trust distributed long-term capital gains and/or return of capital in order to maintain its managed distribution level under the Plan. On December 11, 2024, the Board of Trustees of the Trust (“Board”) approved a decrease to the monthly dividend paid under the Plan, effective January 1, 2025, whereby the Trust paid a monthly dividend to common shareholders at a stated fixed monthly distribution amount of $0.038 per share. Prior to January 1, 2025, under the Plan, the Trust paid a monthly dividend to common shareholders at a stated fixed monthly distribution amount of $0.043 per share.

Effective March 20, 2025, the Board terminated the Plan. Effective from that date, dividends from net investment income will be declared and paid monthly to common shareholders. The source of monthly distributions may also include prior accumulated undistributed net investment income and, potentially, a return of capital. Distributions from net realized capital gain, if any, will generally be declared and paid annually and will be distributed on a pro rata basis to common and preferred shareholders.
E.
Federal Income Taxes –
The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. The Subsidiary is treated as a corporation for U.S. federal income tax purposes and generally is subject to U.S. federal and state income tax on its taxable income.

The Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzedthe Trust’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Interest, Facilities and Maintenance Fees
– Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, rating and bank agent fees, administrative expenses and other expenses associated with establishing and maintaining the line of credit, Variable Rate Demand Preferred Shares (“VRDP Shares”) and Variable Rate Demand Mode Preferred Shares (“VRDM Shares”). In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.

G.
Accounting Estimates
– The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end
date and before the date the consolidated financial statements are released to print.

H.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, under the LLC’s organizational

28	Invesco Senior Income Trust

documents, each member of the LLC and certain affiliated persons, and under the Subsidiary’s organizational documents, the directors and officers ofthe Subsidiary, are indemnified against certain liabilities that may arise out of the performance of their duties to the Trust, the LLC and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting
– The Trust represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Trust’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Trust. The CODM monitors the operating results as a whole, and the Trust’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Trust’s financial statements.

J.
Cash and Cash Equivalents –
For the purposes of the Consolidated Statement of Cash Flows, the Trust defines Cash and Cash Equivalents as cash (including foreign currency), restricted cash, money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

K.
Securities Purchased on a When-Issued and Delayed Delivery Basis
– The Trust may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Trust on such interests or securities in connection with such transactions prior to the date the Trust actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Trust will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

L.
Foreign Currency Translations
– Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Trust may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Trust invests and are shown in the Consolidated Statement of Operations.
The performance of the Trust may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Trust to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Trust’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Trust’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Consolidated Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
M.
Forward Foreign Currency Contracts
– The Trust may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Trust may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Trust may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount
(non-deliverable
forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Trust owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.
N.
Industry Focus
– To the extent that the Trust invests a greater amount of its assets in securities of issuers in the banking and financial services industries, the Trust’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.

O.
Bank Loan Risk
– Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Trust’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Trust. As a result, the Trust may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk that an entity with which the Trust has unsettled or open transactions may fail to or be unable to perform on its commitments. The Trust seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

P.
Leverage Risk
– The Trust may utilize leverage to seek to enhance the yield of the Trust by borrowing or issuing preferred shares. There are risks associated with borrowing or issuing preferred shares in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments made with such leverage, the higher volatility of the net asset value of the common shares, and that fluctuations in the interest rates on the borrowing or dividend rates on preferred shares may affect the yield and distributions to the common shareholders. There can be no assurance that the Trust’s leverage strategy will be successful.

Q.	Other Risks - The Trust may invest all or substantially all of its assets in senior secured floating rate loans and senior secured debt securities that are

29	Invesco Senior Income Trust

determined to be rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments. The Trust invests in corporate loans from U.S. or
non-U.S.
companies (the “Borrowers”). The investment of the Trust in a corporate loan may take the form of participation interests or assignments. If the Trust purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Trust would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Trust’s rights against the Borrower but also for the receipt and processing of payments due to the Trust under the corporate loans. As such, the Trust is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Trust and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Trust, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Trust’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Trust’s portfolio turnover rate and transaction costs.
In making a loan directly to the borrower (“direct loan”), the Trust is exposed to the credit risk that the borrower may default or become insolvent and, consequently, that the Trust will lose money on the loan. Furthermore, direct loans may subject the Trust to liquidity and interest rate risk and certain direct loans may be deemed illiquid. Direct loans are not publicly traded and may not have a secondary market. The lack of a secondary market for direct loans may have an adverse impact on the ability of the Trust to dispose of a direct loan and/or to value the direct loan. When engaging in direct lending, the Trust’s performance may depend, in part, on the ability of the Trust to originate loans on advantageous terms. In originating and purchasing loans, the Trust will compete with a broad spectrum of lenders. Increased competition for, or a decrease in the available supply of, qualifying loans could result in lower yields on such loans, which could adversely affect Trust performance.
By investing through the LLC and Subsidiary, the Trust is exposed to the risks associated with the investments of the LLC and Subsidiary (which risks are generally the same as the Trust’s investment risks). The LLC and Subsidiary are not registered under the 1940 Act, and, except as otherwise noted in the Trust’s prospectus, are not subject to the investor protections of the 1940 Act. However, the Trust will comply with the applicable requirements of the 1940 Acton a consolidated basis with its LLC and Subsidiary, and the LLC and Subsidiary will be subject to the same investment restrictions and limitations, and will adhere to the same compliance policies and procedures, as the Trust. Changes in the laws of the United States and/or the jurisdiction in which the LLC and Subsidiary are organized, including any changes in the interpretations of, or treatment with respect to, applicable federal tax-related
matters impacting the Trust and its status as a regulated investment company, could result in the inability of the Trust, the LLC and/or the Subsidiary to operate as intended and could adversely affect the Trust and its shareholders.
Investments through the Subsidiary, which is taxable as a corporation for U.S. federal income tax purposes, may incur entity-level income taxes on their earnings, which ultimately may reduce the return to shareholders.
NOTE 2–Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Trust accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of 0.85% of the Trust’s average daily managed assets. Managed assets for this purpose means the Trust’s net assets, plus assets attributable to any outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Trust’s consolidated financial statements for purposes of GAAP.)
The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays an advisory fee to the Adviser based on the annual rate of 0.85% of the Subsidiary’s average daily net assets. To the extent the Trust invests in the Subsidiary, the Adviser shall not collect the portion of the advisory fee that the Adviser would otherwise be entitled to collect from the Trust, in an amount equal to 100% of the advisory fee that the Adviser receives from the Subsidiary.
Under the terms of a master
sub-advisory
agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated
Sub-Advisers”)
the Adviser, not the Trust, will pay 40% of the fees paid to the Adviser to any such Affiliated
Sub-Adviser(s)
that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Affiliated
Sub-Adviser(s).
The Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Trust in an amount equal to the advisory fees earned on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Trust of uninvested cash in such affiliated money market funds.
For the six months ended August 31, 2025, the Adviser waived advisory fees of $1,990.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. The Trust has also entered into an administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs related to monitoring the provisions of the loan agreements and any agreements with respect to participations and assignments, record keeping responsibilities with respect to interests in Senior Loans in the Trust’s portfolio and providing certain services to the holders of the Trust’s securities. For the six months ended August 31, 2025, expenses incurred under these agreements are shown in the Consolidated Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration
agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Trust. Pursuant to a custody agreement with the Trust, SSB also serves as the Trust’s custodian.
Certain officers and trustees of the Trust are officers and directors of Invesco.
NOTE 3–Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 –Prices	are determined using quoted prices in an active market for identical assets.
Level 2 –Prices
are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount

30	Invesco Senior Income Trust

rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Variable Rate Senior Loan Interests	$–	$444,687,044	$308,026,017	$752,713,061

Common Stocks & Other Equity Interests	5,623,772	7,516,282	53,742,336	66,882,390

U.S. Dollar Denominated Bonds & Notes	–	23,082,415	0	23,082,415

Non-U.S. Dollar Denominated Bonds & Notes	–	11,805,088	4,440,029	16,245,117

Preferred Stocks	–	–	6,984,000	6,984,000

Money Market Funds	955,997	–	–	955,997

Total Investments in Securities	6,579,769	487,090,829	373,192,382	866,862,980

Other Investments– Assets*

Investments Matured	–	147,815	24,970,521	25,118,336

Forward Foreign Currency Contracts	–	621,772	–	621,772

	–	769,587	24,970,521	25,740,108

Other Investments– Liabilities*

Forward Foreign Currency Contracts	–	(177,132)	–	(177,132)

Total Other Investments	–	592,455	24,970,521	25,562,976

Total Investments	$6,579,769	$487,683,284	$398,162,903	$892,425,956

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.
A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the six months ended August 31, 2025:

	Value 02/28/25*	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3**	Transfers out of Level 3**	Value 08/31/25

Variable Rate Senior Loan Interests	$309,947,276	$26,711,382	$(50,594,646)	$466,072	$(6,122,681)	$3,471,461	$36,812,269	$(12,665,116)	$308,026,017

Common Stocks & Other Equity Interests	26,315,739	19,088,206	(1,030,502)	1,232	–	9,367,661	–	–	53,742,336

Investments Matured	27,913,310	372,391	(252,089)	(91,714)	727	(2,972,104)	–	–	24,970,521

Preferred Stocks	8,790,052	–	–	–	–	(1,806,052)	–	–	6,984,000

Non-U.S. Dollar Denominated Bonds & Notes	3,478,769	2,500,440	(3,840,505)	154,935	(13,040)	466,230	1,693,200	–	4,440,029

U.S. Dollar Denominated Bonds & Notes	1,256,735	234,394	–	12,164	–	(1,503,293)	–	–	0

Total	$377,701,881	$48,906,813	$(55,717,742)	$542,689	$(6,134,994)	$7,023,903	$38,505,469	$(12,665,116)	$398,162,903

*	Prior year balances have been adjusted for a change in security classification.
**	Transfers into and out of Level 3 are due to increases or decreases in market activity impacting the available market inputs to determine the price.

31	Invesco Senior Income Trust

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as Level 3 at period end:

	Fair Value at 08/31/25	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Weighted Average of Unobservable Inputs Based on Fair Value

Variable Rate Senior Loan Interests	$308,026,017	Comparable Companies	EBITDA Multiple	11.68x	-

		Discounted Cash Flow Model	Discount Rate	8.01% - 17.69%	11.62%

		Loan Origination Value	Original Cost	98.5% of Par	-

Common Stocks & Other Equity Interests	53,742,336	Comparable Companies	EBITDA Multiple	3.63x - 6.00x	5.21x

		Discounted Cash Flow Model	Discount Rate	14.50%	-

			EBITDA Multiple	21.24x	-

Investments Matured	24,970,521	Expected Recovery	Anticipated Proceeds	61.40% - 95.10% of Par	75.55% of Par

Preferred Stocks	6,984,000	Comparable Companies	EBITDA Multiple	8.75x	-

Non-U.S. Dollar Denominated Bonds &

Notes	4,440,029	Third-Party Pricing	Broker Quote	100.00% of Par	-

U.S. Dollar Denominated Bonds & Notes	0	Discounted Cash Flow Model	Discount Rate	17.69%	-

Total	$398,162,903

NOTE 4–Derivative Investments
The Trust may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a trust may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out
netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Trust does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.
Value of Derivative Investments at
Period-End
The table below summarizes the value of the Trust’s derivative investments, detailed by primary risk exposure, held as of August 31, 2025:

Value
Currency Risk

Derivative Assets

Unrealized appreciation on forward foreign currency contracts outstanding	$621,772

Derivatives not subject to master netting agreements	–

Total Derivative Assets subject to master netting agreements	$621,772

Value
Currency Risk

Derivative Liabilities	Risk

Unrealized depreciation on forward foreign currency contracts outstanding	$(177,132)

Derivatives not subject to master netting agreements	–

Total Derivative Liabilities subject to master netting agreements	$(177,132)

32	Invesco Senior Income Trust

Offsetting Assets and Liabilities
The table below reflects the Trust’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of August 31, 2025.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount

Barclays Bank PLC	$717	$–	$717	$–	$–	$717

BNP Paribas S.A.	184,823	(58,215)	126,608	–	–	126,608

Canadian Imperial Bank of Commerce	941	–	941	–	–	941

Citibank N.A.	625	–	625	–	–	625

J.P. Morgan Chase Bank, N.A.	–	(2,816)	(2,816)	–	–	(2,816)

Morgan Stanley and Co. International PLC	79,081	(49,107)	29,974	–	–	29,974

Royal Bank of Canada	213,424	(65,216)	148,208	–	–	148,208

State Street Bank & Trust Co.	814	(192)	622	–	–	622

Toronto-Dominion Bank (The)	141,257	(1,586)	139,671	–	–	139,671

UBS AG	90	–	90	–	–	90

Total	$621,772	$(177,132)	$444,640	$–	$–	$444,640

Effect of Derivative Investments for the six months ended August 31, 2025
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Consolidated Statement of Operations
Currency Risk

Realized Gain (Loss):
Forward foreign currency contracts	$(6,904,961)

Change in Net Unrealized Appreciation:
Forward foreign currency contracts	1,220,676

Total	$(5,684,285)

The table below summarizes the average notional value of derivatives held during the period.

Forward Foreign Currency Contracts

Average notional value	$176,060,410

NOTE 5–Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust. Trustees have the option to defer compensation payable by the Trust, and “Trustees’ and Officers’ Fees and Benefits” includes amounts accrued by the Trust to fund such deferred compensation amounts.
NOTE 6–Cash Balances and Borrowings
The Trust has entered into a $150 million revolving credit and security agreement with Societe Generale and The Toronto-Dominion Bank (the “Societe Generale Credit Agreement”), which will expire on July 7, 2026.
The LLC has entered into a $95 million revolving credit and security agreement with Natixis (the “Natixis Credit Agreement”), which will expire on July 7, 2026.
The revolving credit and security agreements are secured by the assets of the Trust and the LLC, respectively. The Trust and the LLC are subject to certain covenants relating to their respective revolving credit and security agreements. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreements.
During the six months ended August 31, 2025, the average daily balance of borrowing under the Trust’s Societe Generale Credit Agreement was $123,451,087 with an average interest rate of 5.37%.
During the six months ended August 31, 2025, the average daily balance of borrowing under the LLC’s Natixis Credit Agreement was $72,000,000 with an average interest rate of 7.13%.
The combined carrying amount of the Trust’s and LLC’s payables for borrowings as reported on the Consolidated Statement of Assets and Liabilities approximates their fair value. Expenses under the revolving credit and security agreements are shown in the Consolidated Statement of Operations as
Interest, facilities and maintenance fees.
Additionally, the Trust is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end,
are shown in the Consolidated Statement of Assets and Liabilities under the payable caption
Amount due custodian
. To compensate the custodian bank for

33	Invesco Senior Income Trust

such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7–Unfunded Loan Commitments
Pursuant to the terms of certain Senior Loan agreements, the Trust held the following unfunded loan commitments as of August 31, 2025. The Trust intendsto reserve against such contingent obligations by designating cash, liquid securities and liquid Senior Loans as a reserve. Unfunded loan commitments are reflected as a liability on the Consolidated Statement of Assets and Liabilities.

Borrower	Type	Unfunded Loan Commitment	Unrealized Appreciation (Depreciation)

A-1 Garage Door Services	Revolver Loan	$ 1,099,712	$18,739

Affinity Dental Management, Inc.	Revolver Loan	321,398	(12,009)

Alpha US Buyer LLC	Revolver Loan	1,190,799	18,614

Associated Spring	Incremental Delayed Draw Term Loan	922,385	13,401

Beacon Mobility Corp.	Delayed Draw Term Loan	83,356	1,095

Capitol Imaging Services LLC	Delayed Draw Term Loan	149,699	(867)

Capitol Imaging Services LLC	Revolver Loan	148,716	116

Citrin Cooperman Advisors, LLC	Delayed Draw Term Loan	81,723	464

CV Intermediate Holdco Corp. (Class Valuation)	Revolver Loan	1,169,399	5,563

D&H United Fueling Solutions	Incremental Term Loan	409,031	(4,517)

D&H United Fueling Solutions	Revolver Loan	3,394	(23)

Eisner Advisory Group LLC	Delayed Draw Term Loan	1,514,699	17,070

Esquire Deposition Solutions LLC	Revolver Loan	1,074,480	(10,745)

FDH Group Acquisition, Inc.	Delayed Draw Term Loan	832,359	(568)

Flex Acquisition Co., Inc.	Delayed Draw Term Loan	43,984	6

GC Ferry Acquisition I, Inc.	Term Loan B	382,372	(3,703)

Gougeon Holdings Co, Inc.	Delayed Draw Term Loan	1,076,266	(335)

Gougeon Holdings Co, Inc.	Revolver Loan	534,149	(249)

Groundworks LLC	Delayed Draw Term Loan	239,040	1,642

Hasa Intermediate Holdings LLC	Incremental Delayed Draw Term Loan	107,689	225

Hasa Intermediate Holdings LLC	Revolver Loan	1,666,702	25,668

Hasa Intermediate Holdings LLC	Term Loan	1,363,315	23,315

Kantar (Summer BC Bidco/KANGRP)	Revolver Loan	2,527,026	(76,694)

Lamark Media Group LLC	Revolver Loan	1,082,755	3,885

M&D Distributors	Revolver Loan	671,837	(8,734)

McDermott International Ltd.	LOC	2,321,320	(359,805)

NAC Aviation 8 Ltd.	Revolver Loan	1,826,168	0

R1 RCM, Inc.	Delayed Draw Term Loan B	116,944	292

SDB Holdco LLC (Specialty Dental Brands)	Delayed Draw Term Loan	70,444	5,674

Selecta Group B.V.	Term Loan	1,191,336	22,989

Source Holding Delaware LLC	Delayed Draw Term Loan	772,791	(4,915)

Source Holding Delaware LLC	Revolver Loan	299,672	(200)

Student Transportation of America Holdings, Inc.	Delayed Draw Term Loan	72,279	729

Tank Holding Corp.	Revolver Loan	419,231	(29,258)

US Fitness LLC	Delayed Draw Term Loan	311,956	6,120

US Fitness LLC	Revolver Loan	605,781	(2,640)

USALCO LLC	Delayed Draw Term Loan	167,471	(79)

V Global Holdings LLC	Revolver Loan	132,582	(5,911)

Western Smokehouse Partners	Delayed Draw Term Loan	329,950	(2,727)

Western Smokehouse Partners	Revolver Loan	150,120	20

		$27,484,330	$(358,352)

NOTE 8–Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.
Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.
For the six months ended August 31, 2025, the Subsidiary did not incur any current or deferred federal income tax expense.

34	Invesco Senior Income Trust

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Trust had a capital loss carryforward as of February 28, 2025, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$23,598,575	$185,085,248	$208,683,823

*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9–Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2025 was $194,622,991 and $231,046,647, respectively. As of August 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$45,257,941

Aggregate unrealized (depreciation) of investments	(88,781,269)

Net unrealized appreciation (depreciation) of investments	$(43,523,328)

Cost of investments for tax purposes is $935,949,284.
NOTE 10–Common Shares of Beneficial Interest
Transactions in common shares of beneficial interest were as follows:

	Six Months Ended	Year Ended
	August 31,	February 28,
	2025	2025

Beginning shares	153,545,293	153,100,505

Shares sold through shelf offering	199,787	–

Shares issued through dividend reinvestment	179,949	444,788

Ending shares	153,925,029	153,545,293

The Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.
The Trust has filed a registration statement (the “Registration Statement”) with the U.S. Securities and Exchange Commission authorizing the Trust to issue up to 77,000,000 additional common shares through a “shelf” registration process pursuant to Rule 415 under the Securities Act of 1933, as amended (the “1933 Act”). During the six months ended August 31, 2025, the Fund sold 199,787 common shares and received proceeds (net of offering costs) of $754,315 through its shelf offering. During the year ended February 28, 2025, the Trust did not sell any common shares pursuant to the Registration Statement. Costs incurred by the Fund in connection with the shelf offering are recorded as a prepaid expense and recognized as such on the Consolidated Statement of Assets and Liabilities. These costs are amortized pro rata as common shares are sold. Any deferred offering costs remaining after the effectiveness of the initial shelf registration will be expensed.
The Trust has entered into a distribution agreement with Invesco Distributors, Inc. (“IDI”), an affiliate of the Trust and Invesco, to provide for distribution of the Trust’s common shares. IDI has entered into a sub-placement
agent agreement dated March 21, 2025 with JonesTrading Institutional Services LLC pursuant to which JonesTrading Institutional Services LLC will be acting as IDI’s exclusive sub-placement
agent (the
“Sub-Placement
Agent”) with respect to the Trust’s common shares offered pursuant to the Registration Statement.
Under the 1940 Act, the Trust may not sell any common shares at a price below the current net asset value per share of such common shares plus the per share amount of any distributing commission or discount. The Trust or IDI will suspend the sale of common shares if the per share price of the common shares is less than such minimum price. The Trust currently intends to distribute the common shares offered pursuant to the Registration Statement primarily in negotiated transactions or through transactions deemed “at the market,” as defined in Rule 415 under the 1933 Act, including sales made directly on the NYSE or sales made to or through a market maker other than on an exchange at prices related to the prevailing market prices or at negotiated prices.
The Trust will compensate IDI with respect to sales of common shares at a commission rate of up to 1.00% of the gross proceeds of the sale of the Trust’s common shares. Out of this amount, IDI will compensate the
Sub-Placement
Agent at a rate of up to the full 1.00% of the gross sales proceeds of the sale of the Trust’s common shares sold by the
Sub-Placement
Agent. For the six months ended August 31, 2025, IDI retained $7,607 in commissions on the sale of common shares.
NOTE 11–Senior Loan Participation Commitments
The Trust invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Trust purchases a participation of a Senior Loan interest, the Trust typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Trust assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Trust and the borrower.
At the six months ended August 31, 2025, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Trust on a participation basis.

Selling Participant	Principal Amount	Value

Barclays Bank PLC	$2,321,320	$2,124,007

35	Invesco Senior Income Trust

NOTE 12–Variable Rate Demand Mode Preferred Shares
The Trust issued 500 Series A VRDM Shares and 500 Series B VRDM Shares, each with a liquidation preference of $100,000 per share, pursuant to an offering exempt from registration under the 1933 Act. Societe Generale acts as Liquidity Provider for the Series A VRDM Shares and The Toronto-Dominion Bank, New York Branch, acts as Liquidity Provider for the Series B VRDM Shares. TD Financial Products LLC and Deutsche Bank Trust Company Americas act as the Remarketing Agent and the Tender and Paying Agent, respectively, for both Series of VRDM Shares. The holders of the VRDM Shares of each Series are subject to change from time-to-time,
but generally are expected to be investment companies registered under the 1940 Act, including regulated money market funds subject to Rule
2a-7
thereunder. Proceeds from the issuance of the VRDM Shares were used by the Trust to contemporaneously redeem all of the Trust’s outstanding VRDP Shares. As of August 31, 2025, the VRDM Shares outstanding were as follows:

Series	Issue Date	Shares Issued	Term Redemption Date

A	10/24/2024	500	11/01/2034

B	10/24/2024	500	11/01/2034

The VRDM Shares are a floating-rate form of preferred shares and are considered debt for financial reporting purposes. The VRDM Shares provide the holders thereof with the optional right to tender their VRDM Shares to the Tender and Paying Agent for remarketing at a price equal to the liquidation preference thereof, plus any accumulated but unpaid dividends thereon (the “Purchase Price”), upon not less than seven calendar days prior notice to the Tender and Paying Agent. Upon exercise of the optional tender right by a holder, the Remarketing Agent will seek to remarket the relevant VRDM Shares at the Purchase Price to one or more new investors. If the remarketing is successful, the proceeds of the sale of the remarketed VRDM Shares are used by the Tender and Paying Agent to pay the tendering holder the Purchase Price. If the Remarketing Agent is unable to remarket some or all of the VRDM Shares tendered for remarketing, the relevant Liquidity Provider provides an irrevocable commitment to purchase such tendered but unremarketed VRDM Shares at the Purchase Price from the tendering holder. The VRDM Shares are also subject to mandatory tender for remarketing by holders thereof upon the occurrence of certain mandatory tender events, including a failure by the Trust to make a scheduled payment of dividends on any VRDM Shares on a monthly dividend payment date, a downgrade in the short-term credit ratings assigned to the relevant Liquidity Provider below a specified level or a failure by the Trust to comply with a maximum “leverage ratio” requirement specified in the governing documents for the VRDM Shares. Additionally, the VRDM Shares are subject to mandatory purchase by the relevant Liquidity Provider upon the occurrence of certain events, including the failure of the relevant Liquidity Provider to renew its liquidity commitment annually, by the fifteenth day prior to the then-applicable termination date of such liquidity commitment.
The VRDM Shares may be redeemed, at the option of the Trust, at any time, in whole or in part, at a redemption price per share equal to the sum of $100,000 plus an amount equal to accumulated but unpaid dividends thereon to, but excluding, the date fixed for redemption (the “Redemption Price”). The VRDM Shares of each Series are subject to mandatory redemption on the term redemption date, as well as on an earlier date if the Trust fails to maintain a minimum “asset coverage” of the VRDM Shares that is specified in the governing documents for the VRDM Shares. Additionally, if the relevant Liquidity Provider acquires any VRDM Shares in connection with an optional tender, mandatory tender or mandatory purchase and continues to be the holder of such VRDM Shares for a period of six months during which such VRDM Shares cannot be successfully remarketed, the Trust is required to mandatorily redeem such VRDM Shares held by the Liquidity Provider (a “Purchased VRDM Shares Redemption”). In the
six-month
period preceding the term redemption date or a Purchased VRDM Shares Redemption, the Trust will be required to earmark assets having a value equal to 120% of the relevant Redemption Price.
The Trust incurs costs in connection with the issuance and/or extension of the VRDM Shares. These costs are recorded as a deferred charge and are amortized over the term life of the VRDM Shares. Amortization of these costs is included in
Interest, facilities and maintenance fees
on the Consolidated Statement of Operations, and the unamortized balance is included in the value of
Variable rate demand mode preferred shares
on the Consolidated Statement of Assets and Liabilities.
Dividends paid on the VRDM Shares (which are treated as interest expense for financial reporting purposes) are declared daily and paid monthly. As of August 31, 2025, the dividend rate on the VRDM Shares of each Series was 4.51%. Such rate is reset once a week by the Remarketing Agent. For each Series of VRDM Shares,the Remarketing Agent determines the dividend rate as being the lowest rate under then-existing market conditions that in the Remarketing Agent’s sole judgment would result in the VRDM Shares having a market value equal to the liquidation preference thereof, plus accumulated but unpaid dividends thereon. However, if the relevant Liquidity Provider purchases VRDM Shares in connection with an optional tender, mandatory tender or mandatory purchase, the dividend rate will instead be determined by the Remarketing Agent on the basis of one-month
Term SOFR plus a spread (which spread will increase over time the longer the Liquidity Provider continues to be the holder of such VRDM Shares). The dividend rate will in no case exceed 15% per annum. The average aggregate liquidation preference outstanding and the average annualized dividend rate of the VRDM Shares during the six months August 31, 2025 were $100,000,000 and 4.46%, respectively.
The Trust is subject to certain restrictions relating to the VRDM Shares, such as maintaining certain “asset coverage” and “leverage ratio” requirements. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and, as noted above could trigger a mandatory redemption or a mandatory tender of the VRDM Shares.
The liquidation preference of VRDM Shares, which approximates fair value, is recorded as a liability under the caption
Variable rate demand mode
preferred shares on the Consolidated Statement of Assets and Liabilities. Unpaid dividends on VRDM Shares are recognized as Accrued interest expense on the Consolidated Statement of Assets and Liabilities. Dividends paid on VRDM Shares are recognized as a component of
Interest, facilities and maintenance fees
on the Consolidated Statement of Operations.
NOTE 13–Dividends
The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2025:

Declaration Date	Amount per Share	Record Date	Payable Date

September 2, 2025	$0.0380	September 16, 2025	September 30, 2025

October 1, 2025	$0.0380	October 16, 2025	October 31, 2025

36	Invesco Senior Income Trust

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of Invesco Senior Income Trust (the Fund) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup
Sub-Advisory
Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH*, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated
Sub-Advisers
and the
sub-advisory
contracts) for another year, effective July 1, 2025. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory
contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated
Sub-Advisers
is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established
Sub-Committees.
The
Sub-Committees
meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them. The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory
contracts (the annual review process). In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory
contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees,
as well as the information provided to the Board and its committees and sub-committees
throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June
16-18,
2025, the independent
Trustees also discussed the continuance of the investment advisory agreement and sub-advisory
contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory
contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory
contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology. The Board considered the additional services provided to the Fund due to the fact that the Fund is a closed-end
fund, including, but not limited to, leverage management and monitoring, evaluating, and, where appropriate, making recommendations with respect to the Fund’s trading discount, share repurchase program, and distribution rates, as well as shareholder relations activities including with respect to investors focused on short-term profits. The Board also considered that Invesco had recommended, and the Board had approved, the filing of a “universal” shelf registration statement for the Fund to register an offering of additional common shares of beneficial interest and subscription rights to purchase common shares, and had considered the benefits to the Fund and its shareholders of conducting a secondary offering pursuant to such registration statement. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory
services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated
Sub-Advisers
under the
sub-advisory
contracts and the credentials and experience of the officers and employees of the Affiliated
Sub-Advisers
who provide these services. The Board noted the Affiliated
Sub-Advisers’
expertise with respect to certain asset classes and that the Affiliated
Sub-Advisers
have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated
Sub-Advisers
can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory
contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated
Sub-Advisers
in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated
Sub-Advisers
supported the renewal of the
sub-advisory
contracts.
B.	Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory
contracts for the Fund, as Invesco Senior Secured Management, Inc. currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the Credit Suisse Leveraged Loan Index (Index). The Board noted that the Fund’s performance was in the fourth quintile of its performance universe for the

37	Invesco Senior Income Trust

one year period and the second quintile for the three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis). The Board noted that the Fund’s performance was reasonably comparable to the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions. The Board also reviewed supplementally historic premium and discount levels of the Fund as provided to the Board at meetings throughout the year.
C.	Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for shares of the Fund were each above the median contractual management and actual management fee rates of funds in its expense group. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio
management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund
basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent audited annual reports for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s actual management fees and total expense ratio were in the fourth quintile of its expense group and discussed with management reasons for such relative actual management fees and total expenses.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive
fee structures, which are not easily
un-bundled.
The Board also considered the services that may be provided by the Affiliated
Sub-Advisers
pursuant to the
sub-advisory
contracts, as well as the fees payable by Invesco Advisers to the Affiliated
Sub-Advisers
pursuant to the
sub-advisory
contracts.
The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised
Invesco Funds, including oversight of the Affiliated
Sub-Advisers
as well as the additional services described herein other than day-to-day
portfolio management.
D.	Economies of Scale and Breakpoints
The Board noted that most
closed-end
funds do not have fund level breakpoints because
closed-end
funds generally do not experience substantial asset growth after the initial public offering. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund
basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated
Sub-Advisers
are financially sound and have the resources necessary to perform their obligations under the sub-advisory
contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the organizational structure employed to provide these services.
The Board considered that the Fund’s uninvested cash may be invested inregistered money market funds advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.
*Effective as of August 29, 2025, Invesco Asset Management Deutschland GmbH merged into Invesco Management S.A.

38	Invesco Senior Income Trust

Proxy Results
A Joint Annual Meeting (“Meeting”) of Shareholders of Invesco Senior Income Trust (the “Fund”) was held on August 12, 2025. The Meeting was held for the following purpose:
(1). Election of Trustees by Common Shareholders and Preferred Shareholders voting together as a single class.
(2). Election of Trustees by Preferred Shareholders voting as a separate class.
The results of the voting on the above matters were as follows:

			Votes
	Matter	Votes For	Against/Withheld
(1).	Cynthia Hostetler	112,142,193.10	4,928,775.00
	Eli Jones	112,985,636.10	5,085,332.00
	Daniel S. Vandivort	112,024,378.10	5,046,590.00
	James “Jim” Liddy	111,909,335.10	5,161,633.00
(2).	Prema Mathai-Davis	1,000.00	0.00

39	Invesco Senior Income Trust

Correspondence information
Send general correspondence to Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078

Trust holdings and proxy voting information
The Trust provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form
N-PORT.
The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Trust’s Form
N-PORT
filings on the SEC website at sec.gov. The SEC file number for the Trust is shown below.
 A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/
corporate/about-us/esg.
The information is also available on the SEC website, sec.gov.
 Information regarding how the Trust voted proxies related to its portfolio securities during the most recent
12-month
period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

SEC file number(s): 811-08743	VK-CE-SINC-SAR-1

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for a semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for a semi-annual report.

Item 6. Investments.

(a) Investments in securities of unaffiliated issuers is filed under Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a)

As of a date within 90 days of the filing date of this report, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Act. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activity for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

19(a)(1) Not applicable.

19(a)(2) Not applicable.

19(a)(3) Certifications of the Registrant’s PEO and PFO pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

19(a)(4) Not applicable.

19(a)(5) Not applicable.

19(b) Certifications of Registrant’s PEO and PFO pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Invesco Senior Income Trust

By:	/s/ Glenn Brightman

Name:	Glenn Brightman
Title:	Principal Executive Officer
Date: November 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Glenn Brightman

Name:	Glenn Brightman
Title:	Principal Executive Officer
Date: November 7, 2025

By:	/s/ Adrien Deberghes

Name:	Adrien Deberghes
Title:	Principal Financial Officer

Date: November 7, 2025